UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05085
Capital Income Builder
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class A
| CAIBX
for the six months
ended
April
30,
2026

This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)

*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class C
| CIBCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class T
| TCIBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-1
| CIBFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-2
| CAIFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-3
| CFIHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-A
| CIRAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-C
| CIRCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-E
| CIREX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.84% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-T
| TCBBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-F-1
| CIRFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-F-2
| FBCIX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-F-3
| FWCBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-1
| RIRAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-2
| RIRBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 70	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-2E
| RCEEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-3
| RIRCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-4
| RIREX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-5E
| RIRHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-5
| RIRFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-012-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-6
| RIRGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-012-0626 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Income Builder®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2026
Lit. No. MFGEFP2-012-0626 © 2026 Capital Group. All rights reserved.

Investment portfolio April 30, 2026unaudited

Common stocks 76.66%	Shares	Value (000)
Financials 14.95%
JPMorgan Chase & Co.	4,686,030	$1,467,805
Morgan Stanley	5,237,154	998,149
NatWest Group PLC	106,664,123	844,575
Wells Fargo & Co.	8,493,546	698,424
DBS Group Holdings, Ltd.	14,985,131	691,286
PNC Financial Services Group, Inc.	2,948,630	657,545
Munchener Ruckversicherungs-Gesellschaft AG	1,048,846	628,572
Progressive Corp.	2,907,277	585,177
Zurich Insurance Group AG	827,893	573,807
BlackRock, Inc.	527,976	562,611
Tokio Marine Holdings, Inc.	12,285,500	556,974
UniCredit SpA	6,468,124	499,859
KB Financial Group, Inc.	4,540,902	492,855
BNP Paribas SA	4,564,512	480,392
ING Groep NV	15,986,625	463,691
Truist Financial Corp.	8,829,704	454,730
Banco Bilbao Vizcaya Argentaria SA	19,254,328	425,834
Intact Financial Corp.	2,095,653	403,811
Banco Santander SA	29,166,612	356,728
Toronto-Dominion Bank (The)	2,876,611	309,887
CME Group, Inc., Class A	1,034,145	297,648
Japan Post Bank Co., Ltd.	16,070,200	278,554
AIA Group, Ltd.	24,781,200	272,937
Euronext NV	1,620,919	272,140
Banco BPM SpA (a)	18,556,285	270,389
BPER Banca SpA	18,267,410	269,509
Samsung Life Insurance Co., Ltd.	1,559,574	263,708
Marsh & McLennan Cos., Inc.	1,378,899	231,255
Bank of America Corp.	4,241,713	226,762
Sumitomo Mitsui Financial Group, Inc.	6,421,100	226,115
Apollo Asset Management, Inc.	1,674,871	215,589
Mizuho Financial Group, Inc.	4,753,300	206,060
American International Group, Inc.	2,731,970	204,351
Hana Financial Group, Inc.	2,263,299	196,192
TPG, Inc., Class A	4,389,704	191,479
3i Group PLC	5,375,410	187,206
Skandinaviska Enskilda Banken AB, Class A	9,410,000	185,162
T&D Holdings, Inc.	7,439,900	181,139
Resona Holdings, Inc.	14,392,600	179,689
EFG International AG	7,208,814	155,223
Canadian Imperial Bank of Commerce (CAD denominated)	1,383,303	154,354
State Street Corp.	853,853	130,503
Western Union Co. (a)	14,269,948	129,714
East West Bancorp, Inc.	1,001,794	126,697
National Bank of Canada	823,655	124,329
Shinhan Financial Group Co., Ltd.	1,674,625	113,022
PICC Property and Casualty Co., Ltd., Class H	62,406,000	112,605
Citizens Financial Group, Inc.	1,700,000	110,585
Sampo Oyj, Class A	10,624,390	110,377
Allianz SE	239,304	109,407
Blue Owl Capital, Inc., Class A (a)	11,200,000	109,200
360 ONE WAM, Ltd.	9,872,552	108,500
Nordnet AB	2,750,000	90,736
Mitsubishi UFJ Financial Group, Inc.	4,824,700	87,455
Hong Kong Exchanges and Clearing, Ltd.	1,639,300	87,076
Power Corp. of Canada, subordinate voting shares	1,496,962	83,513
Abu Dhabi Commercial Bank PJSC	18,724,505	70,873
Blackstone, Inc.	530,215	66,584
Equitable Holdings, Inc.	1,466,314	61,878
Vontobel Holding AG	702,709	59,636
Patria Investments, Ltd., Class A (a)	4,600,368	59,391
HSBC Holdings PLC (HKD denominated) (a)	2,833,200	51,431
London Stock Exchange Group PLC	329,850	42,798
Bank of Hawaii Corp.	436,114	34,675

1	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Medibank Private, Ltd.	9,980,091	$33,758
Capital One Financial Corp.	130,687	25,000
Sberbank of Russia PJSC (b)	19,327,472	— (c)
		18,957,916

Information technology 11.57%
Broadcom, Inc.	13,597,471	5,675,992
Taiwan Semiconductor Manufacturing Co., Ltd.	65,378,564	4,438,456
Microsoft Corp.	3,316,547	1,352,422
Seagate Technology Holdings PLC	1,179,262	794,398
TE Connectivity PLC	1,562,151	330,645
MediaTek, Inc.	3,740,000	317,906
KLA Corp.	163,435	286,068
Accenture PLC, Class A	1,583,780	283,037
Samsung Electronics Co., Ltd.	1,701,827	258,188
Texas Instruments, Inc.	808,733	227,319
Tokyo Electron, Ltd.	760,400	225,567
Analog Devices, Inc.	346,966	139,571
SAP SE	610,402	104,510
TDK Corp.	5,507,035	102,743
LITE-ON Technology Corp.	14,443,000	77,017
Skyworks Solutions, Inc.	710,860	49,881
		14,663,720

Industrials 8.89%
RTX Corp.	9,186,947	1,617,546
Marubeni Corp.	22,571,100	883,367
BAE Systems PLC	30,922,468	859,976
Siemens AG	2,152,394	639,292
Mitsubishi Corp.	18,841,100	608,647
Union Pacific Corp.	2,246,876	605,488
Volvo AB, Class B	17,211,178	600,244
RELX PLC	10,572,772	386,200
Singapore Technologies Engineering, Ltd.	39,303,028	333,341
Deutsche Post AG	5,568,087	328,880
Bouygues SA	5,441,118	322,970
Schneider Electric SE	1,004,946	317,376
Paychex, Inc.	3,260,403	302,011
ITOCHU Corp.	22,446,500	279,866
Watsco, Inc.	619,524	271,252
Northrop Grumman Corp.	467,619	270,976
Honeywell International, Inc.	1,169,879	250,740
Localiza Rent a Car SA, ordinary nominative shares	22,426,150	207,921
Localiza Rent a Car SA	782,409	6,975
Automatic Data Processing, Inc.	904,496	191,699
Lockheed Martin Corp.	353,549	183,128
Ryanair Holdings PLC (ADR)	3,131,496	171,136
Airbus SE, non-registered shares	756,874	156,923
FedEx Corp.	312,554	126,056
SPIE SA	2,071,892	120,610
Hikari Tsushin, Inc.	489,700	119,439
Epiroc AB, Class A	3,882,825	111,426
Canadian National Railway Co.	953,562	107,104
Komatsu, Ltd.	2,157,146	91,180
Transurban Group	8,755,955	88,910
Caterpillar, Inc.	98,239	87,443
Trinity Industries, Inc.	2,645,967	86,285
CK Hutchison Holdings, Ltd.	9,781,500	82,097
CSX Corp.	1,661,182	75,467
Valmet OYJ (a)	2,350,000	61,768
Sulzer AG (a)	260,827	49,997
Experian PLC	1,293,032	47,210
Brambles, Ltd.	2,880,350	46,960
Waste Management, Inc.	174,981	40,692
Robert Half, Inc.	1,178,978	31,373

Capital Income Builder	2

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Weichai Power Co., Ltd., Class A	6,524,994	$30,335
UL Solutions, Inc., Class A	321,616	29,103
Safran SA	72,686	23,175
LG Corp.	318,712	21,339
		11,273,923

Health care 8.03%
AbbVie, Inc.	9,142,301	1,931,951
AstraZeneca PLC (GBP denominated)	7,706,277	1,465,119
UnitedHealth Group, Inc.	2,388,736	884,979
Gilead Sciences, Inc.	6,514,103	852,305
Amgen, Inc.	2,397,636	830,181
Abbott Laboratories	7,910,579	718,202
Johnson & Johnson	2,828,514	650,134
Sanofi	6,140,070	573,605
Novo Nordisk AS, Class B	10,324,407	434,738
Royalty Pharma PLC, Class A	8,584,627	430,004
Roche Holding AG, nonvoting shares	840,477	344,112
CVS Health Corp.	3,762,292	313,361
Merck & Co., Inc.	2,174,849	237,450
Takeda Pharmaceutical Co., Ltd.	5,861,350	194,956
Medtronic PLC	1,455,734	117,871
Sandoz Group AG	1,209,564	97,051
GSK PLC	3,240,408	85,153
EssilorLuxottica SA	116,918	24,932
		10,186,104

Consumer staples 8.00%
Philip Morris International, Inc.	19,796,167	3,267,753
British American Tobacco PLC	36,865,884	2,164,860
British American Tobacco PLC (ADR)	3,041,264	178,826
Mondelez International, Inc., Class A	17,633,594	1,083,408
Altria Group, Inc.	9,356,679	679,763
Imperial Brands PLC	15,560,120	592,257
Nestle SA	5,325,956	540,205
Coca-Cola Co.	3,670,852	289,116
Danone SA	2,176,149	170,649
WH Group, Ltd.	130,138,500	159,516
Kimberly-Clark Corp.	1,556,004	153,158
Sysco Corp.	1,939,869	144,928
PepsiCo, Inc.	738,407	117,030
Procter & Gamble Co.	788,982	116,051
L’Oreal SA, non-registered shares	251,024	107,680
Marks and Spencer Group PLC	21,746,524	97,896
Carlsberg A/S, Class B	501,497	67,878
Anheuser-Busch InBev SA/NV	867,244	65,555
Constellation Brands, Inc., Class A	368,437	57,690
Molson Coors Beverage Co., Class B, restricted voting shares	1,108,000	47,356
KT&G Corp.	328,702	39,545
		10,141,120

Utilities 6.27%
Engie SA	19,125,212	631,542
Engie SA, bonus shares	3,818,624	126,096
Dominion Energy, Inc.	11,598,726	748,118
National Grid PLC	40,637,913	726,953
SSE PLC	15,426,625	555,066
Iberdrola SA, non-registered shares	22,161,855	519,443
CenterPoint Energy, Inc.	11,188,382	488,373
DTE Energy Co.	3,163,094	479,810
Pinnacle West Capital Corp.	4,412,220	457,635
E.ON SE	20,056,681	444,271
Xcel Energy, Inc.	3,957,367	328,264
Atmos Energy Corp.	1,653,667	314,164

3	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Duke Energy Corp.	1,930,359	$250,078
Exelon Corp.	5,229,711	240,514
RWE AG	3,165,725	230,191
Sempra	2,385,292	226,889
Veolia Environnement SA	4,745,235	200,725
Power Grid Corp. of India, Ltd.	59,380,192	200,432
Brookfield Infrastructure Partners, LP (CAD denominated)	4,731,808	169,542
Brookfield Infrastructure Partners, LP	389,439	13,961
Entergy Corp.	1,272,355	150,023
SembCorp Industries, Ltd.	20,005,900	104,690
NextEra Energy, Inc.	1,025,851	100,410
Southern Co. (The)	997,626	96,470
Power Assets Holdings, Ltd.	9,434,000	78,058
AES Corp.	3,439,574	49,702
Kansai Electric Power Co., Inc.	963,100	15,470
Light SA, units (b)(d)	604,926	181
		7,947,071

Energy 5.41%
Canadian Natural Resources, Ltd. (CAD denominated)	30,064,047	1,435,089
Canadian Natural Resources, Ltd.	4,255,746	202,956
Exxon Mobil Corp.	8,598,593	1,327,021
TotalEnergies SE (EUR denominated)	7,618,988	709,436
ONEOK, Inc.	6,399,893	591,734
Shell PLC (GBP denominated)	10,931,578	496,241
Shell PLC (ADR)	706,633	64,070
ConocoPhillips	3,657,796	460,078
EOG Resources, Inc.	3,239,135	455,325
TC Energy Corp. (CAD denominated)	6,038,722	404,908
Chevron Corp.	1,314,297	254,067
Cenovus Energy, Inc.	4,465,883	130,583
Cenovus Energy, Inc. (CAD denominated)	1,140,618	33,370
DT Midstream, Inc.	760,862	112,600
EQT Corp.	1,632,647	98,089
Adnoc Gas PLC	48,221,116	44,260
South Bow Corp. (a)	708,100	24,240
SLB, Ltd.	276,549	15,730
		6,859,797

Consumer discretionary 4.93%
Starbucks Corp.	8,492,037	894,466
Compagnie Generale des Etablissements Michelin	22,275,201	808,501
Royal Caribbean Cruises, Ltd.	2,658,361	701,169
Industria de Diseno Textil SA	9,915,064	594,099
McDonald’s Corp.	2,020,117	593,086
Midea Group Co., Ltd., Class A	37,940,782	451,273
Home Depot, Inc.	1,334,663	438,837
YUM! Brands, Inc.	2,593,631	414,073
Compagnie Financiere Richemont SA, Class A	1,342,806	256,269
Restaurant Brands International, Inc.	2,445,509	197,304
Evolution AB	2,383,690	166,386
LVMH Moet Hennessy-Louis Vuitton SE	278,112	147,580
Darden Restaurants, Inc.	618,239	123,994
Amadeus IT Group SA, Class A, non-registered shares	1,924,667	110,688
Tractor Supply Co.	2,978,987	104,562
NEXT PLC	493,472	87,034
Vail Resorts, Inc. (a)	630,758	80,220
Aristocrat Leisure, Ltd.	880,139	30,328
Genuine Parts Co.	244,242	26,190
H World Group, Ltd.	2,492,700	12,827
Jumbo SA	421,776	11,560
		6,250,446

Capital Income Builder	4

Common stocks (continued)	Shares	Value (000)
Materials 3.45%
Air Products and Chemicals, Inc.	2,916,110	$874,979
Rio Tinto PLC	4,406,275	440,221
Smurfit Westrock PLC	9,030,709	346,689
Linde PLC	670,663	336,096
BASF SE	5,183,715	333,094
Barrick Mining Corp.	4,851,397	190,854
Barrick Mining Corp. (CAD denominated)	3,443,330	135,289
Vale SA, ordinary nominative shares	16,684,174	273,521
Anglo American PLC	5,094,801	250,596
Shin-Etsu Chemical Co., Ltd.	4,725,800	220,215
Antofagasta PLC	4,116,060	202,409
Nitto Denko Corp.	8,566,235	165,336
LyondellBasell Industries NV	1,666,617	124,330
Amcor PLC	2,473,769	94,102
BHP Group, Ltd.	2,280,838	90,288
Glencore PLC	8,041,605	62,292
International Paper Co.	1,489,692	45,316
International Flavors & Fragrances, Inc.	643,045	45,142
Air Liquide SA	192,264	41,387
Eastman Chemical Co.	394,467	28,832
Nutrien, Ltd.	270,067	20,525
Dow, Inc.	431,584	17,475
CF Industries Holdings, Inc.	130,216	16,173
Valterra Platinum, Ltd. (ZAR denominated)	152,660	12,211
		4,367,372

Communication services 2.74%
Singapore Telecommunications, Ltd.	285,986,600	1,034,407
AT&T, Inc.	17,690,939	462,264
Publicis Groupe SA (a)	3,471,078	324,792
Koninklijke KPN NV	54,814,874	293,617
Comcast Corp., Class A	9,687,009	261,937
Nintendo Co., Ltd.	5,211,400	253,517
Verizon Communications, Inc.	4,903,006	235,491
Omnicom Group, Inc.	2,829,267	217,061
T-Mobile US, Inc.	845,613	165,317
Deutsche Telekom AG	2,393,125	77,465
NetEase, Inc.	3,254,700	75,730
Swisscom AG	43,033	36,442
BT Group PLC	5,430,953	15,998
Telkom Indonesia (Persero) Tbk PT, Class B	68,546,200	11,297
Versant Media Group, Inc., Class A	200,945	8,076
		3,473,411

Real estate 2.42%
Welltower, Inc. REIT	3,397,421	738,396
VICI Properties, Inc. REIT	12,985,554	379,178
Public Storage REIT	1,161,055	351,161
American Tower Corp. REIT	1,453,464	265,562
Prologis, Inc. REIT	1,529,887	217,275
Extra Space Storage, Inc. REIT	1,364,315	195,547
Rexford Industrial Realty, Inc. REIT	5,313,348	190,696
Mindspace Business Parks REIT	29,892,332	147,269
CTP NV	7,217,491	137,245
Equinix, Inc. REIT	126,200	136,653
AB Sagax, Class B	6,045,138	120,776
UDR, Inc. REIT	2,486,523	90,360
Simon Property Group, Inc. REIT	433,475	88,303
Kimco Realty Corp. REIT	295,754	6,992
		3,065,413
Total common stocks (cost: $59,621,506,000)		97,186,293

5	Capital Income Builder

Preferred securities 0.15%	Shares	Value (000)
Financials 0.15%
Itau Unibanco Holding SA (ADR), preferred nominative shares	21,159,826	$184,091
CoBank, ACB, Class E, 0% perpetual, noncumulative preferred shares (e)(f)	13,000	10,296
Total preferred securities (cost: $205,626,000)		194,387
Convertible stocks 0.48%
Information technology 0.27%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	2,300,822	181,006
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	3,253,503	158,348
		339,354

Financials 0.11%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	3,043,800	135,084

Utilities 0.10%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	2,339,772	126,043
Total convertible stocks (cost: $543,946,000)		600,481
Convertible bonds & notes 0.00%	Principal amount (000)
Information technology 0.00%
Strategy, Inc., convertible notes, 0% 12/1/2029	USD2,438	2,112
Total convertible bonds & notes (cost: $2,105,000)		2,112
Bonds, notes & other debt instruments 16.31%
U.S. Treasury bonds & notes 7.22%
U.S. Treasury 7.22%
U.S. Treasury 4.375% 7/31/2026 (g)	875,000	876,538
U.S. Treasury 6.75% 8/15/2026	35,000	35,319
U.S. Treasury 6.50% 11/15/2026	178,000	180,653
U.S. Treasury 4.25% 12/31/2026	250,000	250,830
U.S. Treasury 2.25% 2/15/2027	75	74
U.S. Treasury 6.625% 2/15/2027	65,000	66,536
U.S. Treasury 2.625% 5/31/2027	6,500	6,420
U.S. Treasury 3.75% 6/30/2027	517,000	516,614
U.S. Treasury 3.875% 7/31/2027	560	560
U.S. Treasury 3.75% 8/15/2027	353,000	352,546
U.S. Treasury 6.375% 8/15/2027	54,937	56,690
U.S. Treasury 3.50% 9/30/2027	200,000	199,027
U.S. Treasury 3.50% 10/31/2027	200,000	198,906
U.S. Treasury 6.125% 11/15/2027	296,294	306,294
U.S. Treasury 3.375% 11/30/2027	13	13
U.S. Treasury 3.375% 12/31/2027	150,000	148,787
U.S. Treasury 3.875% 12/31/2027	123,463	123,444
U.S. Treasury 3.875% 3/31/2028 (a)	176,090	176,070
U.S. Treasury 3.75% 4/30/2028	85,000	84,786
U.S. Treasury 4.125% 7/31/2028	207,000	208,051
U.S. Treasury 2.875% 8/15/2028	148,319	145,051
U.S. Treasury 3.50% 10/15/2028	9,000	8,916
U.S. Treasury 3.50% 11/15/2028	10,500	10,398
U.S. Treasury 3.50% 12/15/2028	50,454	49,954
U.S. Treasury 4.00% 1/31/2029	423,733	424,759
U.S. Treasury 3.50% 2/15/2029	5,046	4,992
U.S. Treasury 3.50% 3/15/2029	100,000	98,914
U.S. Treasury 3.875% 4/15/2029	377,481	377,112
U.S. Treasury 4.50% 5/31/2029	125,100	127,192
U.S. Treasury 4.375% 12/31/2029	219,000	222,114
U.S. Treasury 4.00% 2/28/2030	3,000	3,003
U.S. Treasury 6.25% 5/15/2030	198,563	215,511

Capital Income Builder	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 7/31/2030	USD39,282	$39,112
U.S. Treasury 3.625% 9/30/2030	7,000	6,895
U.S. Treasury 3.625% 10/31/2030	8,000	7,877
U.S. Treasury 3.50% 11/30/2030	9,000	8,811
U.S. Treasury 3.50% 2/28/2031 (a)	50,000	48,893
U.S. Treasury 3.875% 3/31/2031 (a)	183,352	182,163
U.S. Treasury 3.875% 4/30/2031	250,000	248,350
U.S. Treasury 4.25% 6/30/2031	20,000	20,189
U.S. Treasury 3.75% 8/31/2031	124,128	122,266
U.S. Treasury 4.375% 1/31/2032	10,000	10,137
U.S. Treasury 1.875% 2/15/2032	100,000	88,531
U.S. Treasury 4.125% 2/29/2032	114,000	114,067
U.S. Treasury 4.125% 3/31/2032	3,000	3,001
U.S. Treasury 4.00% 4/30/2032	4,500	4,470
U.S. Treasury 2.875% 5/15/2032	278,476	259,777
U.S. Treasury 4.00% 6/30/2032	31,000	30,761
U.S. Treasury 3.875% 9/30/2032	2,500	2,459
U.S. Treasury 3.75% 10/31/2032	7,500	7,320
U.S. Treasury 3.75% 11/30/2032	3,000	2,926
U.S. Treasury 3.875% 12/31/2032	26,000	25,532
U.S. Treasury 3.75% 2/28/2033	30,000	29,216
U.S. Treasury 4.25% 3/31/2033	165,999	166,485
U.S. Treasury 4.125% 4/30/2033	3,500	3,483
U.S. Treasury 3.875% 8/15/2034	50,000	48,531
U.S. Treasury 4.625% 2/15/2035	25,300	25,837
U.S. Treasury 4.25% 5/15/2035	2,000	1,985
U.S. Treasury 4.25% 8/15/2035	6,500	6,444
U.S. Treasury 4.00% 11/15/2035	11,000	10,676
U.S. Treasury 4.125% 2/15/2036 (a)	189,415	185,464
U.S. Treasury 4.50% 8/15/2039	25,000	24,615
U.S. Treasury 4.75% 2/15/2041	136,000	135,756
U.S. Treasury 4.00% 11/15/2042	12,950	11,639
U.S. Treasury 4.75% 11/15/2043	27,016	26,467
U.S. Treasury 4.625% 5/15/2044	27,000	25,973
U.S. Treasury 4.125% 8/15/2044	4,000	3,598
U.S. Treasury 4.625% 11/15/2044	4,000	3,838
U.S. Treasury 4.75% 2/15/2045	3,500	3,410
U.S. Treasury 5.00% 5/15/2045	3,000	3,013
U.S. Treasury 4.625% 11/15/2045	4,000	3,824
U.S. Treasury 4.625% 2/15/2046 (a)	164,203	156,891
U.S. Treasury 3.00% 5/15/2047	108,296	79,741
U.S. Treasury 3.00% 2/15/2049	112,916	81,582
U.S. Treasury 1.375% 8/15/2050	38,101	18,419
U.S. Treasury 2.00% 8/15/2051	37,789	21,265
U.S. Treasury 2.25% 2/15/2052	207,137	123,360
U.S. Treasury 3.00% 8/15/2052	136,283	95,718
U.S. Treasury 4.75% 11/15/2053	60,200	57,839
U.S. Treasury 4.625% 5/15/2054	291	274
U.S. Treasury 4.25% 8/15/2054	3,663	3,243
U.S. Treasury 4.50% 11/15/2054	2,000	1,846
U.S. Treasury 4.625% 2/15/2055	114,500	107,907
U.S. Treasury 4.75% 5/15/2055	12,000	11,542
U.S. Treasury 4.75% 8/15/2055 (g)	351,322	338,148
U.S. Treasury 4.625% 11/15/2055	224,232	211,549
U.S. Treasury 4.75% 2/15/2056	430,135	414,375
		9,153,564

U.S. Treasury inflation-protected securities 0.00%
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (h)	2,016	1,875
		1,875
Total U.S. Treasury bonds & notes		9,155,439

7	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 4.55%
Federal agency mortgage-backed obligations 4.13%
Fannie Mae Pool #394854 6.50% 5/1/2027 (i)	USD— (c)	$— (c)
Fannie Mae Pool #256821 6.50% 7/1/2027 (i)	3	3
Fannie Mae Pool #257145 6.50% 3/1/2028 (i)	— (c)	— (c)
Fannie Mae Pool #AX9959 3.50% 12/1/2029 (i)	78	77
Fannie Mae Pool #BA2999 3.50% 11/1/2030 (i)	94	92
Fannie Mae Pool #659096 6.50% 8/1/2032 (i)	1	1
Fannie Mae Pool #683351 5.50% 2/1/2033 (i)	42	43
Fannie Mae Pool #CA1299 3.50% 3/1/2033 (i)	47	47
Fannie Mae Pool #MA3438 3.50% 8/1/2033 (i)	131	128
Fannie Mae Pool #MA3658 3.50% 5/1/2034 (i)	191	187
Fannie Mae Pool #CA4490 3.50% 8/1/2034 (i)	269	263
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (i)	48,549	45,806
Fannie Mae Pool #MA4361 2.50% 6/1/2036 (i)	1,395	1,316
Fannie Mae Pool #887695 6.00% 6/1/2036 (i)	757	782
Fannie Mae Pool #MA4404 2.50% 8/1/2036 (i)	248	234
Fannie Mae Pool #894308 6.00% 10/1/2036 (i)	138	142
Fannie Mae Pool #902164 6.00% 11/1/2036 (i)	638	668
Fannie Mae Pool #902503 6.00% 11/1/2036 (i)	315	329
Fannie Mae Pool #BU3910 2.50% 12/1/2036 (i)	16	16
Fannie Mae Pool #903076 6.00% 12/1/2036 (i)	938	983
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (i)	56	57
Fannie Mae Pool #BW0516 2.50% 5/1/2037 (i)	2,732	2,574
Fannie Mae Pool #BW0488 2.50% 5/1/2037 (i)	867	817
Fannie Mae Pool #AS9772 3.50% 6/1/2037 (i)	23	22
Fannie Mae Pool #CB4285 2.50% 7/1/2037 (i)	5,836	5,499
Fannie Mae Pool #966172 7.00% 7/1/2037 (i)	80	81
Fannie Mae Pool #256845 6.50% 8/1/2037 (i)	41	43
Fannie Mae Pool #256960 6.50% 11/1/2037 (i)	185	195
Fannie Mae Pool #FS3558 2.50% 2/1/2038 (i)	78	74
Fannie Mae Pool #257137 7.00% 3/1/2038 (i)	14	15
Fannie Mae Pool #963269 5.50% 5/1/2038 (i)	700	720
Fannie Mae Pool #963341 5.50% 5/1/2038 (i)	227	233
Fannie Mae Pool #963454 5.50% 6/1/2038 (i)	675	694
Fannie Mae Pool #963796 5.50% 6/1/2038 (i)	217	221
Fannie Mae Pool #929964 6.00% 9/1/2038 (i)	317	332
Fannie Mae Pool #FS2490 5.50% 10/1/2038 (i)	8	8
Fannie Mae Pool #FM3708 5.50% 10/1/2038 (i)	3	3
Fannie Mae Pool #FS2101 5.50% 10/1/2038 (i)	1	1
Fannie Mae Pool #970772 5.50% 11/1/2038 (i)	27	27
Fannie Mae Pool #AE0392 5.50% 12/1/2039 (i)	42	43
Fannie Mae Pool #AL4324 6.50% 5/1/2040 (i)	4	5
Fannie Mae Pool #AL0152 6.00% 6/1/2040 (i)	2,260	2,370
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (i)	139	134
Fannie Mae Pool #MA4364 2.00% 6/1/2041 (i)	67,304	58,742
Fannie Mae Pool #AL1571 5.00% 6/1/2041 (i)	1,874	1,898
Fannie Mae Pool #AL0913 6.00% 7/1/2041 (i)	1,569	1,645
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (i)	48	46
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (i)	137	132
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (i)	243	234
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (i)	147	141
Fannie Mae Pool #AJ9165 4.00% 1/1/2042 (i)	3,928	3,784
Fannie Mae Pool #890407 4.00% 2/1/2042 (i)	378	364
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (i)	1,093	1,053
Fannie Mae Pool #AO6721 4.00% 6/1/2042 (i)	6,504	6,264
Fannie Mae Pool #AO1820 4.00% 6/1/2042 (i)	735	708
Fannie Mae Pool #890445 4.00% 7/1/2042 (i)	867	835
Fannie Mae Pool #AS0831 4.50% 10/1/2043 (i)	144	143
Fannie Mae Pool #AW4156 4.00% 5/1/2044 (i)	1,606	1,540
Fannie Mae Pool #AW4026 4.00% 6/1/2044 (i)	1,306	1,258
Fannie Mae Pool #AX2782 4.00% 9/1/2044 (i)	2,154	2,062
Fannie Mae Pool #AY1313 4.00% 3/1/2045 (i)	4,076	3,905
Fannie Mae Pool #MA5841 7.00% 7/1/2045 (i)	675	713
Fannie Mae Pool #MA5874 7.00% 9/1/2045 (i)	927	979
Fannie Mae Pool #AS6840 4.00% 3/1/2046 (i)	4,059	3,884
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (i)	668	624
Fannie Mae Pool #BC8719 4.00% 6/1/2046 (i)	1,714	1,636

Capital Income Builder	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BC8720 4.00% 6/1/2046 (i)	USD1,421	$1,360
Fannie Mae Pool #AS7598 4.00% 7/1/2046 (i)	3,686	3,520
Fannie Mae Pool #BD1967 4.00% 7/1/2046 (i)	1,364	1,302
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (i)	32	30
Fannie Mae Pool #MA2691 4.50% 7/1/2046 (i)	672	662
Fannie Mae Pool #AS7759 4.00% 8/1/2046 (i)	8,944	8,550
Fannie Mae Pool #AS7760 4.00% 8/1/2046 (i)	3,973	3,796
Fannie Mae Pool #AS7939 4.00% 9/1/2046 (i)	5,961	5,691
Fannie Mae Pool #AL9190 4.00% 9/1/2046 (i)	1,183	1,130
Fannie Mae Pool #BC4712 4.00% 10/1/2046 (i)	3,049	2,912
Fannie Mae Pool #BC4801 4.00% 11/1/2046 (i)	2,269	2,167
Fannie Mae Pool #BM3288 3.50% 12/1/2046 (i)	17	16
Fannie Mae Pool #MA2907 4.00% 2/1/2047 (i)	20	19
Fannie Mae Pool #AS9313 4.00% 3/1/2047 (i)	3,162	3,018
Fannie Mae Pool #BE3229 4.00% 3/1/2047 (i)	1,365	1,298
Fannie Mae Pool #BD7165 4.00% 4/1/2047 (i)	19	18
Fannie Mae Pool #AS9454 4.00% 4/1/2047 (i)	11	11
Fannie Mae Pool #BM4187 4.50% 5/1/2047 (i)	11,057	10,902
Fannie Mae Pool #BH2491 4.00% 6/1/2047 (i)	1,792	1,707
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (i)	2,155	2,035
Fannie Mae Pool #CA0243 4.50% 8/1/2047 (i)	10,652	10,454
Fannie Mae Pool #BJ1668 4.00% 12/1/2047 (i)	1,814	1,727
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (i)	399	381
Fannie Mae Pool #BJ2751 4.50% 5/1/2048 (i)	5,459	5,356
Fannie Mae Pool #CA2033 4.00% 7/1/2048 (i)	7,823	7,452
Fannie Mae Pool #CA2157 4.00% 8/1/2048 (i)	15,798	15,049
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (i)	8,303	8,606
Fannie Mae Pool #BF0572 5.50% 4/1/2049 (i)	16,586	16,806
Fannie Mae Pool #FM2675 4.00% 6/1/2049 (i)	4,412	4,203
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (i)	12,782	12,172
Fannie Mae Pool #CA4819 4.00% 12/1/2049 (i)	6,343	6,033
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (i)	167,081	153,925
Fannie Mae Pool #CA5216 3.00% 2/1/2050 (i)	12,433	11,110
Fannie Mae Pool #CA5226 3.00% 2/1/2050 (i)	5,083	4,543
Fannie Mae Pool #FM2676 4.00% 3/1/2050 (i)	4,022	3,826
Fannie Mae Pool #FS3189 4.00% 4/1/2050 (i)	29,583	28,180
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (i)	321	270
Fannie Mae Pool #CA6079 2.50% 6/1/2050 (i)	16	13
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (i)	24,715	22,254
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (i)	10,366	9,135
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (i)	5,692	5,018
Fannie Mae Pool #FM4346 2.00% 9/1/2050 (i)	2,140	1,716
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (i)	863	694
Fannie Mae Pool #CA7021 2.00% 9/1/2050 (i)	529	426
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (i)	16	14
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (i)	3,366	3,001
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (i)	914	809
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (i)	8,697	7,664
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (i)	4,779	4,282
Fannie Mae Pool #BQ8474 2.00% 12/1/2050 (i)	1,245	1,001
Fannie Mae Pool #BQ8428 2.00% 12/1/2050 (i)	1,202	964
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (i)	19,631	17,556
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (i)	6,282	5,537
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (i)	347	340
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (i)	907	762
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (i)	9,920	8,843
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (i)	3,259	2,637
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (i)	709	568
Fannie Mae Pool #CA9199 2.50% 2/1/2051 (i)	266	226
Fannie Mae Pool #BQ7757 2.00% 3/1/2051 (i)	1,042	835
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (i)	975	818
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (i)	3,556	2,850
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (i)	384	308
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (i)	67	54
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (i)	421	353
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (i)	381	321

9	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (i)	USD12,758	$11,273
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (i)	1,523	1,354
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (i)	301	241
Fannie Mae Pool #FM7556 3.50% 5/1/2051 (i)	21	19
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (i)	2,154	1,726
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (i)	127	102
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (i)	1,148	1,014
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (i)	4,690	3,783
Fannie Mae Pool #FM8194 2.00% 7/1/2051 (i)	1,205	965
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (i)	759	669
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (i)	8,709	7,763
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (i)	3,947	3,319
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (i)	4,225	3,386
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (i)	47	39
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (i)	29	24
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (i)	2,519	2,029
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (i)	230	186
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (i)	33,391	29,666
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (i)	14,713	13,111
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (i)	2,342	2,054
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (i)	958	840
Fannie Mae Pool #FM9783 2.00% 12/1/2051 (i)	59	47
Fannie Mae Pool #BU2591 2.00% 12/1/2051 (i)	33	26
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (i)	13,057	10,954
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (i)	1,911	1,606
Fannie Mae Pool #FM9904 2.50% 12/1/2051 (i)	49	41
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (i)	16,315	14,577
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (i)	13,666	11,465
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (i)	2,393	2,012
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (i)	2,112	1,772
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (i)	207	175
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (i)	13,994	12,924
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (i)	3,264	2,616
Fannie Mae Pool #CB2928 2.50% 2/1/2052 (i)	623	523
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (i)	10,652	9,549
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (i)	4,040	3,237
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (i)	728	584
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (i)	409	343
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (i)	40,705	35,954
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (i)	887	779
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (i)	691	607
Fannie Mae Pool #BV6656 3.00% 3/1/2052 (i)	24	21
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (i)	20,526	18,829
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (i)	8,407	6,737
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (i)	59	47
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (i)	740	624
Fannie Mae Pool #FS1629 2.50% 4/1/2052 (i)	531	445
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (i)	369	309
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (i)	212	178
Fannie Mae Pool #FS7500 2.50% 4/1/2052 (i)	104	88
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (i)	286	270
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (i)	321	271
Fannie Mae Pool #BW0336 2.50% 5/1/2052 (i)	247	209
Fannie Mae Pool #BV5577 2.50% 5/1/2052 (i)	243	204
Fannie Mae Pool #BV9818 2.50% 5/1/2052 (i)	141	119
Fannie Mae Pool #FS2009 3.00% 5/1/2052 (i)	36	32
Fannie Mae Pool #BU8845 3.50% 5/1/2052 (i)	203	186
Fannie Mae Pool #BU8729 2.00% 6/1/2052 (i)	2,793	2,242
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (i)	233	187
Fannie Mae Pool #FS5035 2.50% 6/1/2052 (i)	63	53
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (i)	955	838
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (i)	28	25
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (i)	1,642	1,548
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (i)	593	558
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (i)	29,682	24,899
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (i)	19,943	16,734

Capital Income Builder	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (i)	USD2,061	$1,732
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (i)	608	533
Fannie Mae Pool #MA4711 5.50% 7/1/2052 (i)	39	40
Fannie Mae Pool #BW5402 5.50% 7/1/2052 (i)	31	32
Fannie Mae Pool #CB4145 5.50% 7/1/2052 (i)	31	31
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (i)	7,941	6,965
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (i)	3,778	3,761
Fannie Mae Pool #CB4418 5.50% 8/1/2052 (i)	79	79
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (i)	53	55
Fannie Mae Pool #CB4421 5.50% 8/1/2052 (i)	26	26
Fannie Mae Pool #BW9049 4.50% 9/1/2052 (i)	110	107
Fannie Mae Pool #BW7372 5.50% 9/1/2052 (i)	71	72
Fannie Mae Pool #BX1322 5.50% 9/1/2052 (i)	31	31
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (i)	2,101	1,692
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (i)	285	240
Fannie Mae Pool #BV6789 4.00% 10/1/2052 (i)	543	511
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (i)	8,590	8,675
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (i)	7,893	7,973
Fannie Mae Pool #BX1223 5.50% 10/1/2052 (i)	1,255	1,275
Fannie Mae Pool #CB5020 5.50% 10/1/2052 (i)	333	339
Fannie Mae Pool #BX1488 5.50% 10/1/2052 (i)	155	159
Fannie Mae Pool #BW9929 5.50% 10/1/2052 (i)	38	38
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (i)	29	30
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (i)	2,814	2,720
Fannie Mae Pool #BX4398 5.50% 11/1/2052 (i)	836	859
Fannie Mae Pool #BX1298 5.50% 11/1/2052 (i)	70	71
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (i)	11,655	11,784
Fannie Mae Pool #BX3716 5.50% 12/1/2052 (i)	356	359
Fannie Mae Pool #BX3726 5.50% 12/1/2052 (i)	320	323
Fannie Mae Pool #BX2464 5.50% 12/1/2052 (i)	179	181
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (i)	24	24
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (i)	18,627	18,005
Fannie Mae Pool #BX5626 5.50% 1/1/2053 (i)	3,633	3,664
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (i)	711	718
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (i)	27	28
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (i)	21	21
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (i)	29,026	29,790
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (i)	17,936	18,110
Fannie Mae Pool #BX4108 5.50% 2/1/2053 (i)	210	212
Fannie Mae Pool #BX7384 5.50% 2/1/2053 (i)	105	106
Fannie Mae Pool #BX6545 6.00% 2/1/2053 (i)	22,384	22,984
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (i)	982	861
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (i)	4,722	4,767
Fannie Mae Pool #BX7555 5.50% 3/1/2053 (i)	3,616	3,649
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (i)	2,164	2,196
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (i)	78	71
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (i)	37,138	37,491
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (i)	17,626	18,085
Fannie Mae Pool #BX8415 6.00% 4/1/2053 (i)	808	833
Fannie Mae Pool #BW9710 3.00% 5/1/2053 (i)	6,886	6,038
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (i)	2,460	2,444
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (i)	63,754	65,398
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (i)	1,917	1,681
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (i)	14,449	14,547
Fannie Mae Pool #BY4218 5.50% 6/1/2053 (i)	881	889
Fannie Mae Pool #BY5242 5.50% 6/1/2053 (i)	41	41
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (i)	14	14
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (i)	30,989	31,825
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (i)	26,164	26,854
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (i)	17,012	17,494
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (i)	12,666	13,053
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (i)	3,968	4,078
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (i)	4,492	4,700
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (i)	1,728	1,798
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (i)	1,345	1,406
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (i)	5,449	5,253

11	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (i)	USD55	$55
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (i)	20,345	20,862
Fannie Mae Pool #MA5108 6.00% 8/1/2053 (i)	92,189	94,621
Fannie Mae Pool #CB7018 4.00% 9/1/2053 (i)	30	28
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (i)	89	90
Fannie Mae Pool #CB7139 6.50% 9/1/2053 (i)	53,917	56,386
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (i)	631	647
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (i)	93	97
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (i)	430	434
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (i)	40,750	41,724
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (i)	2,742	2,858
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (i)	570	597
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (i)	27	28
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (i)	2,257	2,373
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (i)	87	89
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (i)	11,033	11,464
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (i)	833	876
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (i)	1,258	1,287
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (i)	40,880	43,159
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (i)	4,011	4,042
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (i)	1,673	1,693
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (i)	541	557
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (i)	5	5
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (i)	1	1
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (i)	2,097	2,114
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (i)	58	59
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (i)	3,014	3,124
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (i)	901	921
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (i)	366	375
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (i)	326	334
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (i)	1,833	1,902
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (i)	977	990
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (i)	256	260
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (i)	5,432	5,548
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (i)	3,763	3,869
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (i)	2,758	2,842
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (i)	2,372	2,426
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (i)	2,088	2,162
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (i)	555	567
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (i)	250	257
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (i)	23	23
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (i)	2,204	2,265
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (i)	1,784	1,821
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (i)	1,151	1,177
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (i)	1,110	1,143
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (i)	836	857
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (i)	494	506
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (i)	464	477
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (i)	380	389
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (i)	299	305
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (i)	129	134
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (i)	127	131
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (i)	100	103
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (i)	1,080	1,128
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (i)	387	402
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (i)	223	224
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (i)	75	76
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (i)	43	43
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (i)	1,424	1,465
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (i)	1,280	1,308
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (i)	1,230	1,256
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (i)	595	608
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (i)	8	9
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (i)	1,215	1,260
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (i)	1,246	1,274
Fannie Mae Pool #DC1762 6.00% 10/1/2054 (i)	438	448

Capital Income Builder	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (i)	USD423	$433
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (i)	70	72
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (i)	1,087	1,139
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (i)	109	99
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (i)	6,558	6,630
Fannie Mae Pool #MA5547 7.00% 11/1/2054 (i)	916	967
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (i)	122	118
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (i)	861	879
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (i)	523	534
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (i)	398	407
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (i)	279	286
Fannie Mae Pool #BU5259 6.50% 12/1/2054 (i)	3,992	4,158
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (i)	951	918
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (i)	2,681	2,739
Fannie Mae Pool #DC8675 6.00% 1/1/2055 (i)	2,435	2,488
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (i)	1,076	1,099
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (i)	3,907	3,762
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (i)	3,657	3,736
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (i)	2,054	2,100
Fannie Mae Pool #MA5639 7.00% 2/1/2055 (i)	846	893
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (i)	229	220
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (i)	6,430	6,568
Fannie Mae Pool #190445 6.50% 3/1/2055 (i)	30,843	32,004
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (i)	3,117	3,237
Fannie Mae Pool #MA5648 6.50% 3/1/2055 (i)	117	122
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (i)	19,929	21,040
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (i)	1,368	1,317
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (i)	9,592	9,798
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (i)	3,255	3,326
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (i)	895	914
Fannie Mae Pool #DD8349 7.00% 4/1/2055 (i)	3,841	4,061
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (i)	903	954
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (i)	8,234	8,411
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (i)	810	828
Fannie Mae Pool #DD8649 7.00% 5/1/2055 (i)	5,871	6,203
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (i)	123	122
Fannie Mae Pool #DE1532 6.00% 6/1/2055 (i)	992	1,013
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (i)	2,580	2,724
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (i)	9,439	9,641
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (i)	4,645	4,747
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (i)	10,244	10,630
Fannie Mae Pool #MA5763 7.00% 7/1/2055 (i)	62,284	65,756
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (i)	752	756
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (i)	15,224	15,552
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (i)	3,199	3,303
Fannie Mae Pool #MA5794 6.50% 8/1/2055 (i)	213	221
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (i)	2,751	2,908
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (i)	2,410	2,544
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (i)	2,132	2,251
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (i)	23,013	24,317
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (i)	1,734	1,833
Fannie Mae Pool #MA5856 7.00% 10/1/2055 (i)	873	921
Fannie Mae Pool #MA5879 5.50% 11/1/2055 (i)	98,697	99,269
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (i)	3,288	3,242
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (i)	462	490
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (i)	47,115	46,459
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (i)	383	360
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (i)	29,208	29,989
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (i)	24,114	21,824
Fannie Mae Pool #BF0339 5.00% 1/1/2059 (i)	26,494	26,495
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (i)	20,389	20,935
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (i)	55,681	50,325
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (i)	43,808	42,379
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (i)	20,292	17,508
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (i)	14,979	12,886
Fannie Mae Pool #BF0647 3.00% 6/1/2062 (i)	16,070	13,935

13	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (i)	USD7,604	$6,541
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (i)	31,408	28,293
Fannie Mae Pool #BF0763 3.50% 9/1/2063 (i)	6,149	5,595
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (i)	3,359	3,025
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (i)	540	501
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (i)	72	72
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.04% 7/25/2036 (f)(i)	301	298
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (i)	11	11
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (i)	29	30
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (f)(i)	2,106	2,088
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036 (i)	70	68
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036 (i)	301	262
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036 (i)	38	34
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036 (i)	61	56
Freddie Mac Pool #ZK3460 3.50% 8/1/2026 (i)	— (c)	— (c)
Freddie Mac Pool #RD5008 3.50% 9/1/2029 (i)	52	51
Freddie Mac Pool #ZS7148 3.50% 4/1/2030 (i)	3	3
Freddie Mac Pool #V62089 3.50% 6/1/2033 (i)	141	139
Freddie Mac Pool #ZS8716 3.50% 9/1/2033 (i)	112	110
Freddie Mac Pool #G18723 3.50% 2/1/2034 (i)	1,873	1,837
Freddie Mac Pool #ZT1799 3.50% 3/1/2034 (i)	268	262
Freddie Mac Pool #QN3000 1.50% 8/1/2035 (i)	148	134
Freddie Mac Pool #RC2555 2.50% 3/1/2037 (i)	75	71
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (i)	1,593	1,502
Freddie Mac Pool #SB8175 2.50% 9/1/2037 (i)	73	69
Freddie Mac Pool #QO1051 2.50% 11/1/2037 (i)	34	32
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (i)	135	128
Freddie Mac Pool #ZA2505 3.50% 5/1/2038 (i)	199	190
Freddie Mac Pool #A76884 5.00% 5/1/2038 (i)	134	133
Freddie Mac Pool #G04697 5.50% 9/1/2038 (i)	552	570
Freddie Mac Pool #SC0297 5.50% 10/1/2038 (i)	3	3
Freddie Mac Pool #A87873 5.00% 8/1/2039 (i)	1,992	2,010
Freddie Mac Pool #G06789 6.00% 5/1/2040 (i)	24	25
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (i)	1,492	1,315
Freddie Mac Pool #G06061 4.00% 10/1/2040 (i)	352	340
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (i)	9,493	8,296
Freddie Mac Pool #Q00232 4.50% 4/1/2041 (i)	3,357	3,334
Freddie Mac Pool #Q00850 4.50% 5/1/2041 (i)	116	115
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (i)	4,510	3,953
Freddie Mac Pool #G06841 5.50% 6/1/2041 (i)	1,062	1,094
Freddie Mac Pool #G08456 5.00% 7/1/2041 (i)	86	86
Freddie Mac Pool #G60546 4.00% 12/1/2042 (i)	3,029	2,921
Freddie Mac Pool #Q21442 4.50% 8/1/2043 (i)	267	263
Freddie Mac Pool #G60138 3.50% 8/1/2045 (i)	10,584	9,943
Freddie Mac Pool #760014 4.634% 8/1/2045 (f)(i)	410	410
Freddie Mac Pool #G60279 4.00% 10/1/2045 (i)	3,083	2,958
Freddie Mac Pool #Q41088 4.00% 6/1/2046 (i)	7,347	7,028
Freddie Mac Pool #Q41905 4.00% 7/1/2046 (i)	2,509	2,403
Freddie Mac Pool #Q42626 4.00% 8/1/2046 (i)	2,792	2,673
Freddie Mac Pool #T65389 3.50% 9/1/2046 (i)	41	38
Freddie Mac Pool #Q44227 4.00% 9/1/2046 (i)	737	704
Freddie Mac Pool #Q49716 4.50% 8/1/2047 (i)	323	313
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (i)	2,056	1,889
Freddie Mac Pool #G08793 4.00% 12/1/2047 (i)	12,540	11,960
Freddie Mac Pool #Q52596 4.50% 12/1/2047 (i)	237	233
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (i)	638	608
Freddie Mac Pool #Q55986 4.50% 5/1/2048 (i)	4,458	4,383
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (i)	555	545
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (i)	107,028	105,116
Freddie Mac Pool #QA5741 3.00% 12/1/2049 (i)	2,282	2,048
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (i)	1,024	951
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (i)	436	365
Freddie Mac Pool #QB2937 2.00% 8/1/2050 (i)	767	617
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (i)	870	771
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (i)	10,753	9,529
Freddie Mac Pool #QB6698 2.00% 12/1/2050 (i)	38	30

Capital Income Builder	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (i)	USD544	$438
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (i)	303	255
Freddie Mac Pool #QC0203 2.00% 3/1/2051 (i)	36	29
Freddie Mac Pool #QC0474 2.00% 4/1/2051 (i)	179	144
Freddie Mac Pool #QC0887 2.00% 4/1/2051 (i)	40	32
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (i)	970	814
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (i)	4,682	3,752
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (i)	64	51
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (i)	6,645	5,887
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (i)	40	32
Freddie Mac Pool #QC4237 2.00% 7/1/2051 (i)	4,295	3,442
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (i)	908	762
Freddie Mac Pool #QC4305 3.00% 7/1/2051 (i)	3,774	3,311
Freddie Mac Pool #QC5798 2.00% 8/1/2051 (i)	26	21
Freddie Mac Pool #QC7439 2.00% 9/1/2051 (i)	883	711
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (i)	1,691	1,418
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (i)	6,258	5,546
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (i)	4,745	4,161
Freddie Mac Pool #QC9251 2.50% 10/1/2051 (i)	841	705
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (i)	665	558
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (i)	581	489
Freddie Mac Pool #QD0195 2.00% 11/1/2051 (i)	3,487	2,795
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (i)	2,184	1,832
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (i)	7,023	6,211
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (i)	766	617
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (i)	963	845
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (i)	856	750
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (i)	121	97
Freddie Mac Pool #SD7551 3.00% 1/1/2052 (i)	54,993	48,987
Freddie Mac Pool #RA6531 3.50% 1/1/2052 (i)	21	19
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (i)	825	661
Freddie Mac Pool #RA6805 3.00% 2/1/2052 (i)	11,996	10,608
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (i)	982	861
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (i)	3,999	3,212
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (i)	869	697
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (i)	145	116
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (i)	80	64
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (i)	24	19
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (i)	5,613	4,719
Freddie Mac Pool #SD3415 2.50% 3/1/2052 (i)	340	287
Freddie Mac Pool #SD1660 2.50% 3/1/2052 (i)	291	245
Freddie Mac Pool #QE0588 2.50% 3/1/2052 (i)	85	71
Freddie Mac Pool #QE1863 2.50% 5/1/2052 (i)	52	44
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (i)	49,641	43,594
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (i)	48	41
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (i)	30,214	26,534
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (i)	1,742	1,527
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (i)	60,127	58,127
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (i)	12,422	10,479
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (i)	11,051	9,689
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (i)	722	580
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (i)	943	828
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (i)	675	599
Freddie Mac Pool #SD8251 5.50% 8/1/2052 (i)	37	37
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (i)	8,605	7,556
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (i)	13,705	13,319
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (i)	44,502	44,106
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (i)	2,473	2,457
Freddie Mac Pool #QE8785 5.50% 9/1/2052 (i)	1,749	1,763
Freddie Mac Pool #SD1831 5.50% 10/1/2052 (i)	1,701	1,728
Freddie Mac Pool #QF1113 5.50% 10/1/2052 (i)	1,308	1,335
Freddie Mac Pool #QF3150 5.50% 10/1/2052 (i)	984	1,006
Freddie Mac Pool #QF1433 5.50% 10/1/2052 (i)	27	27
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (i)	27,766	28,027
Freddie Mac Pool #QF3380 5.50% 11/1/2052 (i)	2,978	3,025
Freddie Mac Pool #QF2409 5.50% 11/1/2052 (i)	1,411	1,434

15	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF2472 5.50% 11/1/2052 (i)	USD915	$928
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (i)	17	18
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (i)	2,219	1,947
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (i)	15,844	15,309
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (i)	4,115	4,077
Freddie Mac Pool #QF6034 5.50% 12/1/2052 (i)	68	68
Freddie Mac Pool #QF4188 5.50% 12/1/2052 (i)	68	68
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (i)	1,032	997
Freddie Mac Pool #QF6796 5.50% 1/1/2053 (i)	97	97
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (i)	35	30
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (i)	8,572	8,650
Freddie Mac Pool #QF7073 5.50% 2/1/2053 (i)	3,430	3,462
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (i)	2,721	2,746
Freddie Mac Pool #QF9106 5.50% 2/1/2053 (i)	926	934
Freddie Mac Pool #SD2402 6.00% 2/1/2053 (i)	13,275	13,799
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (i)	53	55
Freddie Mac Pool #QF8351 5.50% 3/1/2053 (i)	2,173	2,196
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (i)	245	247
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (i)	3,778	3,755
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (i)	38,599	38,957
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (i)	3,335	3,363
Freddie Mac Pool #QG0657 5.50% 4/1/2053 (i)	3,003	3,031
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (i)	971	977
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (i)	139,474	143,147
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (i)	803	829
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (i)	1,568	1,655
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (i)	279	277
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (i)	65	65
Freddie Mac Pool #SD3505 6.00% 6/1/2053 (i)	26,080	26,787
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (i)	7,373	7,577
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (i)	5,926	6,143
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (i)	5,118	5,262
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (i)	3,464	3,570
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (i)	3,054	3,185
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (i)	3,659	3,823
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (i)	3,360	3,513
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (i)	3,152	3,328
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (i)	3,020	3,194
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (i)	2,140	2,264
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (i)	1,765	1,862
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (i)	1,161	1,208
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (i)	1,037	1,106
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (i)	21	21
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (i)	176	177
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (i)	3,138	3,223
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (i)	288	299
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (i)	123	126
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (i)	104	105
Freddie Mac Pool #RA9865 6.50% 9/1/2053 (i)	36,867	38,810
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (i)	9,280	8,136
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (i)	8,966	9,039
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (i)	267	274
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (i)	46,156	45,759
Freddie Mac Pool #QH3557 6.50% 11/1/2053 (i)	3,003	3,161
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (i)	305	317
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (i)	35	36
Freddie Mac Pool #SD4583 3.50% 12/1/2053 (i)	212	193
Freddie Mac Pool #SD5500 2.00% 1/1/2054 (i)	64	51
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (i)	5,068	5,197
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (i)	3,728	3,815
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (i)	26	27
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (i)	332	345
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (i)	14	14
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (i)	268	270
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (i)	2,022	2,068
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (i)	6,229	6,272

Capital Income Builder	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (i)	USD1,153	$1,170
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (i)	810	816
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (i)	2,885	2,968
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (i)	152	158
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (i)	23,252	23,677
Freddie Mac Pool #RJ1503 6.00% 5/1/2054 (i)	3,274	3,353
Freddie Mac Pool #QI6075 6.00% 5/1/2054 (i)	267	274
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (i)	212	219
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (i)	6,559	6,505
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (i)	795	810
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (i)	30	31
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (i)	56	58
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (i)	1,564	1,574
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (i)	501	507
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (i)	6,414	6,677
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (i)	4,418	4,554
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (i)	1,676	1,723
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (i)	1,075	1,103
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (i)	625	639
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (i)	421	432
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (i)	260	267
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (i)	8,112	8,417
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (i)	219	227
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (i)	1,708	1,722
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (i)	1,013	1,021
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (i)	971	982
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (i)	170	172
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (i)	25	25
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (i)	1,564	1,619
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (i)	1,125	1,153
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (i)	729	744
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (i)	684	703
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (i)	616	635
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (i)	400	409
Freddie Mac Pool #QJ0780 6.00% 8/1/2054 (i)	50	51
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (i)	6,698	6,950
Freddie Mac Pool #QJ5645 7.00% 8/1/2054 (i)	2,677	2,827
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (i)	25,348	25,552
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (i)	10,878	11,073
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (i)	9,597	9,704
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (i)	455	458
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (i)	2,408	2,475
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (i)	1,252	1,287
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (i)	1,200	1,246
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (i)	1,187	1,229
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (i)	667	683
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (i)	604	617
Freddie Mac Pool #SD7274 6.00% 9/1/2054 (i)	342	350
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (i)	96	98
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (i)	2,517	2,612
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (i)	1,078	1,121
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (i)	778	811
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (i)	296	308
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (i)	183	181
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (i)	538	541
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (i)	196	199
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (i)	298	310
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (i)	6,119	5,896
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (i)	3,678	3,628
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (i)	4,415	4,446
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (i)	1,127	1,134
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (i)	1,161	1,188
Freddie Mac Pool #SD7470 4.50% 12/1/2054 (i)	10,368	10,108
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (i)	3,955	3,979
Freddie Mac Pool #QX2925 6.00% 1/1/2055 (i)	5,943	6,073
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (i)	1,876	1,916

17	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (i)	USD65	$67
Freddie Mac Pool #SI2134 6.50% 1/1/2055 (i)	4,207	4,365
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (i)	6,302	6,653
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (i)	2,642	2,790
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (i)	2,801	2,704
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (i)	5,556	5,676
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (i)	4,996	5,139
Freddie Mac Pool #RJ4076 6.00% 2/1/2055 (i)	281	287
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (i)	224	229
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (i)	27	27
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (i)	4,299	4,392
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (i)	1,416	1,462
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (i)	831	849
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (i)	7,449	7,730
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (i)	109	108
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (i)	17,913	18,298
Freddie Mac Pool #QY0858 6.00% 4/1/2055 (i)	5,068	5,180
Freddie Mac Pool #SL1114 6.00% 4/1/2055 (i)	3,442	3,517
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (i)	350	357
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (i)	50	51
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (i)	139	145
Freddie Mac Pool #QY0752 7.00% 4/1/2055 (i)	312	330
Freddie Mac Pool #QX9980 7.00% 4/1/2055 (i)	277	293
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (i)	6,875	7,023
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (i)	740	756
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (i)	21	21
Freddie Mac Pool #SD8536 7.00% 5/1/2055 (i)	916	968
Freddie Mac Pool #QY8196 3.50% 6/1/2055 (i)	203	185
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (i)	700	690
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (i)	232	237
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (i)	1,298	1,370
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (i)	940	993
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (i)	15,802	15,591
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (i)	46	46
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (i)	60,855	62,163
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (i)	1,605	1,641
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (i)	1,452	1,485
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (i)	252	257
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (i)	8,271	8,583
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (i)	2,535	2,632
Freddie Mac Pool #RQ0030 7.00% 7/1/2055 (i)	65,093	68,721
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (i)	9,227	9,425
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (i)	1,748	1,845
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (i)	1,727	1,764
Freddie Mac Pool #RQ0052 7.00% 9/1/2055 (i)	58,413	61,757
Freddie Mac Pool #SL4068 7.00% 9/1/2055 (i)	905	956
Freddie Mac Pool #RQ0067 7.00% 11/1/2055 (i)	1,551	1,638
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (i)	1,779	1,713
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (i)	400	408
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (i)	499	455
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (i)	17,380	17,138
Freddie Mac Pool #RQ0113 6.50% 4/1/2056 (i)	538	558
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029 (i)	161	163
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027 (i)	4,390	4,359
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027 (i)	4,307	4,266
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027 (i)	4,810	4,758
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027 (i)	2,350	2,324
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027 (f)(i)	8,586	8,476
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(i)	13,801	13,767
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036 (i)	22	19
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036 (i)	418	344
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036 (i)	162	147
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036 (i)	291	249
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036 (i)	42	37
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036 (i)	36	32
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (i)	7,242	6,401

Capital Income Builder	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (i)	USD1,452	$1,309
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (i)	6,498	6,123
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (f)(i)	6,188	5,870
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (i)	7,547	6,563
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (f)(i)	10,896	9,978
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (i)	6,176	5,648
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (i)	10,495	10,273
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(i)	7,876	7,669
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (i)	7,689	6,957
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (i)	3,593	3,241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (i)	908	879
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (i)	3,016	2,716
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (i)	1,839	1,667
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (i)	20,776	19,542
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (i)	440	431
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (i)	25,954	24,697
Government National Mortgage Assn. 3.50% 5/1/2056 (i)(j)	5,509	4,981
Government National Mortgage Assn. 4.00% 5/1/2056 (i)(j)	3,404	3,177
Government National Mortgage Assn. 4.50% 5/1/2056 (i)(j)	3,527	3,402
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037 (i)	288	287
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039 (i)	61	65
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (i)	571	606
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (i)	693	716
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040 (i)	450	452
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (i)	709	720
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041 (i)	321	342
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (i)	704	690
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045 (i)	787	776
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045 (i)	1,058	1,043
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048 (i)	3,068	2,837
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048 (i)	289	292
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048 (i)	69	70
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (i)	395	388
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049 (i)	674	663
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049 (i)	818	826
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (i)	1,432	1,406
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049 (i)	8,289	8,388
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (i)	4,867	4,910
Government National Mortgage Assn. Pool #MA6930 2.00% 10/20/2050 (i)	455	375
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (i)	2,238	1,844
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (i)	1,967	1,620
Government National Mortgage Assn. Pool #MA7704 2.00% 11/20/2051 (i)	52	43
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (i)	1,171	964
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (i)	659	601
Government National Mortgage Assn. Pool #MA8096 2.00% 6/20/2052 (i)	463	382
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (i)	196	179
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (i)	217,728	205,527
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (i)	20,936	19,756
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (i)	15,712	14,811
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (i)	10,050	9,484
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (i)	14,279	14,245
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (i)	10,004	9,707
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (i)	78,413	78,148
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (i)	6,599	6,195
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (i)	215	195
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (i)	1,290	1,249
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (i)	427	431
Government National Mortgage Assn. Pool #MB0739 2.00% 9/20/2055 (i)	71	58
Government National Mortgage Assn. Pool #795485 4.306% 7/20/2062 (i)	3	3
Government National Mortgage Assn. Pool #AG8088 4.779% 3/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8117 4.916% 4/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8193 4.779% 9/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8207 4.779% 11/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8244 4.779% 1/20/2065 (i)	1	1
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035 (i)	188	168
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037 (i)	243	200

19	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.50% 5/1/2041 (i)(j)	USD5,883	$5,539
Uniform Mortgage-Backed Security 4.50% 5/1/2041 (i)(j)	30,000	29,769
Uniform Mortgage-Backed Security 5.00% 5/1/2041 (i)(j)	25,000	25,185
Uniform Mortgage-Backed Security 2.50% 6/1/2041 (i)(j)	65,154	61,327
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (i)(j)	11,092	8,878
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (i)(j)	24,178	20,250
Uniform Mortgage-Backed Security 3.00% 5/1/2056 (i)(j)	57,134	50,027
Uniform Mortgage-Backed Security 3.50% 5/1/2056 (i)(j)	73,272	66,705
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (i)(j)	37,905	35,552
Uniform Mortgage-Backed Security 5.00% 5/1/2056 (i)(j)	89,156	87,848
Uniform Mortgage-Backed Security 5.50% 5/1/2056 (i)(j)	26,872	27,010
Uniform Mortgage-Backed Security 6.00% 5/1/2056 (i)(j)	11,240	11,476
Uniform Mortgage-Backed Security 6.50% 5/1/2056 (i)(j)	15,974	16,575
Uniform Mortgage-Backed Security 2.00% 6/1/2056 (i)(j)	118,962	95,171
Uniform Mortgage-Backed Security 2.50% 6/1/2056 (i)(j)	95,157	79,662
Uniform Mortgage-Backed Security 3.00% 6/1/2056 (i)(j)	70,632	61,807
Uniform Mortgage-Backed Security 4.00% 6/1/2056 (i)(j)	30,373	28,466
Uniform Mortgage-Backed Security 4.50% 6/1/2056 (i)(j)	78,535	75,486
Uniform Mortgage-Backed Security 5.50% 6/1/2056 (i)(j)	14,355	14,412
		5,231,378

Commercial mortgage-backed securities 0.23%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.397% 6/15/2040 (e)(f)(i)	2,840	2,855
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.346% 7/15/2041 (e)(f)(i)	447	448
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.467% 4/15/2056 (f)(i)	5,216	5,317
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (i)	637	655
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (f)(i)	312	316
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (f)(i)	699	722
Bank5, Series 2026-5YR21, Class A3, 5.525% 4/15/2059 (i)	8,000	8,262
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C36, Class A3, 5.517% 8/15/2058 (i)	8,573	8,832
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (i)	475	427
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056 (i)	6,364	6,573
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (f)(i)	652	679
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 5/15/2056 (f)(i)	1,718	1,788
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(i)	504	522
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.972% 1/10/2057 (f)(i)	69	71
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (i)	291	299
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057 (f)(i)	224	219
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (f)(i)	193	194
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.027% 6/15/2041 (e)(f)(i)	1,996	1,998
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.305% 12/15/2042 (e)(f)(i)	7,296	7,317
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.555% 12/15/2042 (e)(f)(i)	343	345
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.905% 12/15/2042 (e)(f)(i)	233	234
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.255% 12/15/2042 (e)(f)(i)	100	101
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.019% 11/15/2038 (e)(f)(i)	1,468	1,468
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.269% 11/15/2038 (e)(f)(i)	288	288
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.619% 11/15/2038 (e)(f)(i)	824	824
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.948% 12/15/2039 (e)(f)(i)	2,263	2,268
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.355% 3/15/2045 (e)(f)(i)	3,000	3,000
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.805% 3/15/2045 (e)(f)(i)	2,905	2,906
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.205% 3/15/2045 (e)(f)(i)	933	933
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.196% 5/15/2034 (e)(f)(i)	436	437
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.146% 4/15/2037 (e)(f)(i)	6,439	6,445

Capital Income Builder	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.097% 4/15/2041 (e)(f)(i)	USD2,081	$2,088
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(i)	3,613	3,614
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.346% 8/15/2041 (e)(f)(i)	5,098	5,118
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.097% 11/15/2041 (e)(f)(i)	1,956	1,960
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.197% 11/15/2041 (e)(f)(i)	2,825	2,831
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (e)(i)	2,761	2,799
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (e)(f)(i)	2,000	2,015
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.205% 12/15/2042 (e)(f)(i)	6,243	6,259
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.455% 12/15/2042 (e)(f)(i)	262	262
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.355% 12/15/2044 (e)(f)(i)	19,529	19,551
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.755% 12/15/2044 (e)(f)(i)	1,599	1,600
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.655% 12/15/2044 (e)(f)(i)	326	326
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.552% 7/15/2041 (e)(f)(i)	1,135	1,138
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(i)	22,540	23,003
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (e)(f)(i)	46,770	47,216
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (e)(f)(i)	1,031	1,037
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (e)(f)(i)	680	688
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (e)(f)(i)	1,312	1,327
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(i)	5,310	5,337
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (e)(f)(i)	2,651	2,654
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (e)(f)(i)	2,409	2,412
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.105% 12/15/2039 (e)(f)(i)	2,667	2,672
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (e)(i)	3,231	3,259
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.346% 5/15/2041 (e)(f)(i)	3,164	3,174
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041 (e)(f)(i)	3,831	3,849
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.048% 3/15/2042 (e)(f)(i)	15,965	15,994
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.697% 3/15/2042 (e)(f)(i)	211	212
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.246% 3/15/2042 (e)(f)(i)	407	408
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.945% 3/15/2042 (e)(f)(i)	735	723
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.196% 5/15/2037 (e)(f)(i)	750	751
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (e)(f)(i)	591	596
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (e)(f)(i)	23,783	24,364
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (e)(i)	871	730
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (e)(f)(i)	219	177
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.248% 11/15/2039 (e)(f)(i)	921	924
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.197% 12/15/2039 (e)(f)(i)	4,117	4,123
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.645% 11/25/2053 (e)(f)(i)	288	297
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.145% 11/25/2053 (e)(f)(i)	1,350	1,549
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.045% 5/25/2055 (e)(f)(i)	2,288	2,326
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (e)(f)(i)	1,532	1,592
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (e)(f)(i)	370	381
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047 (e)(f)(i)	427	437
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (e)(f)(i)	4,399	4,389
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.046% 5/15/2039 (e)(f)(i)	1,416	1,418
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 4.919% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (e)(i)(k)	7,000	7,001
SHR Trust, Series 2024-LXRY, Class A, (1-month USD CME Term SOFR + 1.95%) 5.605% 10/15/2041 (e)(f)(i)	3,000	3,015
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (e)(f)(i)	276	275
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (f)(i)	5,186	5,377
		289,991

Collateralized mortgage-backed obligations (privately originated) 0.19%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (e)(i)(k)	1,536	1,545
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(i)	6,755	6,227
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.729% 1/25/2034 (f)(i)	261	212
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (e)(f)(i)	315	312

21	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (e)(i)(k)	USD681	$684
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (e)(i)(k)	788	792
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (e)(i)(k)	732	737
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (e)(f)(i)	675	672
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(i)	216	215
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(i)	1,665	1,628
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (e)(i)(k)	760	747
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(i)	11,827	11,199
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (e)(f)(i)	1,723	1,697
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (e)(i)(k)	723	727
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (e)(i)(k)	4,356	4,388
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.545% 6/25/2043 (e)(f)(i)	5,772	5,805
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.745% 5/25/2044 (e)(f)(i)	28	28
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (i)	60	62
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (i)	51	52
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (i)	53	55
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (e)(i)	342	327
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.595% 6/25/2042 (e)(f)(i)	837	847
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.795% 9/25/2042 (e)(f)(i)	378	379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.345% 9/25/2042 (e)(f)(i)	5,838	6,037
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.695% 10/25/2044 (e)(f)(i)	384	385
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.495% 2/25/2046 (e)(f)(i)	1,661	1,662
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(i)(k)	84	85
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (e)(i)(k)	2,082	2,094
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(i)	3,920	3,900
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (e)(i)(k)	9,657	9,643
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (e)(f)(i)	45,617	46,129
IRV Trust, Series 2025-200P, Class B, 5.44% 3/14/2047 (e)(f)(i)	2,000	1,996
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.50% 10/25/2051 (e)(f)(i)	580	546
JP Morgan Mortgage Trust, Series 2021-7, Class A6, 2.50% 11/25/2051 (e)(f)(i)	609	571
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (e)(f)(i)	222	223
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (e)(f)(i)	1,619	1,629
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(i)	1,424	1,427
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(i)	5,808	5,817
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (e)(f)(i)	6	6
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(i)(k)	178	180
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (e)(f)(i)	3,989	3,992
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (e)(i)(k)	1,427	1,431
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (e)(i)(k)	288	286
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (e)(i)(k)	5,497	5,533
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (e)(i)(k)	1,161	1,175
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(i)(k)	4,173	4,210
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (e)(i)(k)	3,037	3,067
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(i)(k)	331	334
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (e)(i)(k)	1,999	2,016
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (e)(i)(k)	1,672	1,682
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (e)(i)(k)	448	448
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (e)(i)	1,350	1,295
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (e)(i)	2,237	2,118
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/17/2041 (e)(i)	3,381	3,199
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (e)(i)(k)	5,792	5,615
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.035% 10/25/2055 (e)(f)(i)	1,145	1,147
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.967% 5/25/2055 (e)(f)(i)	374	370
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (e)(f)(i)	554	550
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (e)(f)(i)	415	414
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (e)(f)(i)	193	191
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(i)	240	238

Capital Income Builder	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (e)(f)(i)	USD134	$134
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(i)	428	426
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(i)	53	53
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(i)	42,630	38,973
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.00% 7/25/2065 (e)(f)(i)	285	285
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(e)(l)	5,272	5,009
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (e)(i)	19,450	19,331
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(i)	942	939
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (e)(i)	2,636	2,615
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (e)(i)(k)	490	493
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(i)(k)	143	145
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (e)(f)(i)	6,063	6,079
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (e)(f)(i)	600	601
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (e)(f)(i)	171	172
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (e)(i)(k)	1,107	1,116
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (e)(i)(k)	1,066	1,074
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (e)(i)(k)	540	541
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (e)(f)(i)	2,890	2,886
		241,850
Total mortgage-backed obligations		5,763,219
Corporate bonds and notes 3.60%
Financials 0.83%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	8,447
AerCap Ireland Capital DAC 4.125% 2/28/2029	3,000	2,964
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (k)	EUR3,040	3,816
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (k)	1,864	2,269
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (k)	USD8,000	7,947
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (k)	26,552	26,505
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	1,358	1,388
American Express Co. 4.804% 10/24/2036 (USD-SOFR + 1.237% on 10/24/2035) (k)	3,000	2,907
American International Group, Inc. 5.45% 5/7/2035	15	15
Apollo Debt Solutions BDC 5.70% 1/23/2031 (e)	2,000	1,967
Apollo Debt Solutions BDC 6.70% 7/29/2031	5,000	5,110
Apollo Global Management, Inc. 5.15% 8/12/2035	10,000	9,740
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (e)	2,900	2,963
Ares Capital Corp. 5.25% 4/12/2031	3,300	3,211
Ares Strategic Income Fund 5.55% 4/15/2031 (e)	4,000	3,882
Athene Global Funding 4.86% 8/27/2026 (e)	2,500	2,504
Athene Holding, Ltd. 6.625% 5/19/2055	3,000	2,903
Banco Bilbao Vizcaya Argentaria, SA 4.968% 5/8/2031	14,800	14,800
Banco do Brasil SA 5.625% 10/23/2031 (e)	8,060	8,022
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (k)	9,000	8,853
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (k)	12,000	11,966
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (k)	4,869	4,318
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (k)	15,930	15,713
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (k)	10,000	9,091
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (k)	14,304	14,249
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (k)	2,749	2,432
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (k)	700	624
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (k)	54	49
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (k)	50	49
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (k)	10,000	9,849
Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032) (k)	5,000	4,646
Bank of America Corp. 5.489% 4/23/2037 (USD-SOFR + 1.572% on 4/23/2036) (k)	12,000	11,935
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (k)	2,816	2,856
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (k)	499	509
Banque Federative du Credit Mutuel 5.106% 1/15/2036 (e)	2,618	2,566
BlackRock Funding, Inc. 5.25% 3/14/2054	2,376	2,228
Blackstone Private Credit Fund 5.35% 3/12/2031	3,000	2,887
Blackstone Private Credit Fund 5.95% 5/15/2031	11,230	11,048
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	3,650	3,549
Block, Inc. 5.625% 8/15/2030 (e)	565	566
Block, Inc. 6.50% 5/15/2032	9,345	9,528

23	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Block, Inc. 6.00% 8/15/2033 (e)	USD725	$724
Blue Owl Credit Income Corp. 6.65% 3/15/2031	4,000	3,986
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(k)	1,500	1,570
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(k)	355	360
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (e)(k)	5,733	5,671
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(k)	2,650	2,776
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (e)(k)	10,819	10,577
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (e)	845	864
Brown & Brown, Inc. 4.90% 6/23/2030	982	981
Brown & Brown, Inc. 5.25% 6/23/2032	2,418	2,414
Brown & Brown, Inc. 5.55% 6/23/2035	10,620	10,592
Brown & Brown, Inc. 6.25% 6/23/2055	4,650	4,627
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (e)(k)	2,325	2,387
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (e)(k)	2,700	2,705
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (e)(k)	4,690	4,661
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (e)(k)	1,933	1,951
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (e)(k)	2,361	2,333
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (k)	1,000	1,021
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (k)	1,741	1,789
Capital One Financial Corp. 4.493% 9/11/2031 (USD-SOFR + 1.25% on 9/11/2030) (k)	435	428
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (k)	457	483
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)	470	488
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (k)	290	281
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (k)	3,250	3,194
Carlyle Group, Inc. (The) 5.05% 9/19/2035	4,000	3,868
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (k)	538	565
Charles Schwab Corp. (The) 4.914% 11/14/2036 (USD-SOFR + 1.23% on 11/14/2035) (k)	145	142
Chubb INA Holdings, LLC 5.00% 3/15/2034	1,085	1,093
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,000	2,963
Chubb INA Holdings, LLC 4.35% 11/3/2045	3,230	2,747
Cipher Compute, LLC 7.125% 11/15/2030 (e)	2,425	2,517
Citibank, NA 4.914% 5/29/2030	375	381
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (k)	1,525	1,508
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (k)	8,537	7,739
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	3,934	3,951
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (k)	2,300	2,280
Citigroup, Inc., Series DD, 7.00% junior subordinated perpetual bonds depositary shares (10-year UST Yield Curve Rate T Note Constant Maturity + 2.757% on 8/15/2034) (k)	2,000	2,079
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (k)	495	510
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	1,700	1,631
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	3,690	3,237
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	3,360	3,182
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	5,678	5,960
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (k)	6,292	6,191
Deutsche Bank Aktiengesellschaft, 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (k)	12,859	12,847
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (k)	EUR200	249
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (k)	955	1,131
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (k)	10,982	13,408
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (k)	USD175	176
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)	703	700
FS KKR Capital Corp. 6.125% 1/15/2030	1,239	1,201
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (k)	4,000	3,971
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (k)	7,000	6,986
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (k)	750	773
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (k)	11,852	11,630
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (k)	14,550	14,341
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (k)	12,500	11,321
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (k)	51,396	49,878
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (k)	3,000	2,934
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (k)	61	44
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (k)	666	507
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (k)	13,000	12,688
Goldman Sachs Group, Inc., Series Y, 6.125% junior subordinated perpetual bonds non-cumulative depositary (10-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 11/10/2034) (k)	2,000	2,016
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028 (e)	953	942
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (e)	3,493	3,436

Capital Income Builder	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Goldman Sachs Private Credit Corp. 6.15% 6/16/2031 (e)	USD7,034	$6,977
Golub Capital Private Credit Fund 5.60% 4/15/2031 (e)	993	959
HPS Corporate Lending Fund 5.65% 4/2/2031 (e)	3,000	2,926
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (k)	2,975	2,948
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	4,128	3,711
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	4,173	4,209
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (k)	5,975	5,863
Intercontinental Exchange, Inc. 4.20% 3/15/2031	1,639	1,618
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(k)	1,855	2,153
ION Platform Finance US, Inc. 4.625% 5/1/2028 (e)	340	314
ION Platform Finance US, Inc. 5.00% 5/1/2028 (e)	125	116
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)	573	528
ION Platform Finance US, Inc. 9.50% 5/30/2029 (e)	10,919	10,219
ION Platform Finance US, Inc. 9.00% 8/1/2029 (e)	22,123	20,458
ION Platform Finance US, Inc. 7.875% 9/30/2032 (e)	8,215	6,394
Jane Street Group, LLC 7.125% 4/30/2031 (e)	225	233
Jane Street Group, LLC 6.125% 11/1/2032 (e)	3,445	3,465
Jane Street Group, LLC 6.75% 5/1/2033 (e)	840	863
Jefferies Financial Group, Inc. 5.50% 2/15/2036	8,000	7,707
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	1,849	1,858
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (k)	3,850	3,893
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)	768	768
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	2,128	2,131
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (k)	6,000	5,717
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (k)	22,000	21,915
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (k)	1,000	1,013
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (k)	1,000	1,018
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (k)	875	861
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (k)	11,208	9,874
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (k)	1,520	1,342
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (k)	16,427	16,352
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (k)	5,255	4,678
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (k)	10,763	9,774
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (k)	462	475
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (k)	13,850	13,459
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (k)	2,175	2,121
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (k)	11,000	10,825
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (k)	8,850	8,801
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (k)	10,000	9,861
KKR & Co., Inc. 5.10% 8/7/2035	11,000	10,730
Liberty Mutual Group, Inc. 5.25% 5/1/2036 (e)	11,627	11,439
Lloyds Banking Group PLC 4.375% 3/22/2028	4,375	4,372
Lloyds Banking Group PLC 4.241% 2/10/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60% on 2/10/2029) (k)	4,500	4,457
LSEG US Fin Corp. 4.25% 3/23/2029 (e)	2,500	2,481
LSEG US Fin Corp. 4.50% 3/23/2031 (e)	740	734
LSEG US Fin Corp. 5.25% 3/23/2036 (e)	1,315	1,311
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (k)	29	30
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,610	2,595
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	6,000	5,920
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,610	2,435
Mastercard, Inc. 4.55% 1/15/2035	1,009	990
Metropolitan Life Global Funding I 5.05% 6/11/2027 (e)	3,000	3,025
Mizuho Bank, Ltd. 4.395% 4/16/2029 (e)	10,000	10,021
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (k)	2,000	2,023
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (k)	1,100	1,107
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	1,750	1,765
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (k)	9,330	9,235
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (k)	2,275	2,252
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)	395	400
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (k)	500	499
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (k)	9,875	9,702
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (k)	1,882	1,852
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (k)	150	131
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (k)	8,750	8,684

25	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (k)	USD16,723	$16,686
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (k)	19,139	18,580
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (k)	7,000	6,852
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (k)	4,426	4,401
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (k)	2,187	2,253
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	10,000	9,522
Nasdaq, Inc. 5.55% 2/15/2034	871	900
Nasdaq, Inc. 5.95% 8/15/2053	3,000	3,018
Navient Corp. 6.75% 6/15/2026	7,000	7,015
Navient Corp. 5.00% 3/15/2027	9,500	9,444
Navient Corp. 4.875% 3/15/2028	3,000	2,927
Navient Corp. 5.50% 3/15/2029	390	375
Navient Corp. 9.375% 7/25/2030	1,387	1,440
Navient Corp. 7.875% 6/15/2032	2,545	2,453
Navient Corp. 5.625% 8/1/2033	6,435	5,483
Oaktree Strategic Credit Fund 6.19% 7/15/2030	3,000	2,980
OneMain Finance Corp. 3.50% 1/15/2027	4,000	3,951
OneMain Finance Corp. 6.625% 5/15/2029	10,000	10,185
OneMain Finance Corp. 7.50% 5/15/2031	3,215	3,298
OneMain Finance Corp. 7.125% 11/15/2031	1,655	1,679
OneMain Finance Corp. 7.125% 9/15/2032	755	767
OneMain Finance Corp. 6.50% 3/15/2033	4,800	4,704
Osaic Holdings, Inc. 6.75% 8/1/2032 (e)	4,875	4,954
Osaic Holdings, Inc. 8.00% 8/1/2033 (e)	950	969
Oxford Finance, LLC 6.375% 2/1/2027 (e)	2,570	2,571
Oxford Finance, LLC 7.75% 5/15/2031 (e)	1,315	1,310
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (k)	EUR1,090	1,379
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (k)	1,430	1,740
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (k)	USD2,428	2,441
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (k)	3,000	3,167
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (k)	7,800	8,629
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (k)	46	47
Progressive Corp. 4.60% 3/26/2031	966	970
Progressive Corp. 5.15% 3/26/2036	3,101	3,095
Royal Bank of Canada 4.40% 4/17/2030 (USD-SOFR + 0.84% on 4/17/2029) (k)	7,000	6,972
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (k)	1,066	1,069
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (k)	1,000	1,017
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (k)	3,000	2,997
Royal Bank of Canada 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (k)	12,298	12,229
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027) (e)(k)	1,000	987
Starwood Property Trust, Inc. 5.75% 1/15/2031 (e)	1,285	1,285
State Street Corp. 4.784% 10/23/2036 (USD-SOFR + 1.215% on 10/23/2035) (k)	144	141
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (k)	2,741	2,750
Synchrony Financial 7.25% 2/2/2033	2,500	2,593
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR + 2.07% on 7/29/2035) (k)	998	994
TPG Operating Group II, LP 5.375% 1/15/2036	5,000	4,886
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (k)	1,655	1,677
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (k)	1,000	1,000
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (k)	840	875
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (k)	1,008	1,038
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (k)	9,007	8,708
U.S. Bancorp 3.15% 4/27/2027	4,000	3,967
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (k)	2,000	2,098
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (k)	150	148
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (k)	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (k)	1,600	1,654
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	3,650	3,721
Voyager Parent, LLC 9.25% 7/1/2032 (e)	1,892	2,013
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	1,000	1,012
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (k)	1,025	1,016
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (k)	4,294	4,369
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (k)	10,000	9,209
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (k)	2,059	2,112
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (k)	4,000	3,899
		1,054,691

Capital Income Builder	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Communication services 0.58%
Alphabet, Inc. 4.375% 11/15/2032	USD540	$535
Alphabet, Inc. 4.40% 2/15/2033	882	869
Alphabet, Inc. 4.70% 11/15/2035	2,063	2,026
Alphabet, Inc. 4.80% 2/15/2036	10,372	10,272
Alphabet, Inc. 5.65% 2/15/2056	2,979	2,924
Alphabet, Inc. 5.30% 5/15/2065	1,167	1,064
Alphabet, Inc. 5.75% 2/15/2066	1,300	1,266
Altice France 6.50% 4/15/2032 (e)	317	312
Altice France 6.875% 7/15/2032 (e)	3,092	3,044
America Movil, SAB de CV, 8.46% 12/18/2036	MXN147,200	7,619
AT&T, Inc. 2.55% 12/1/2033	USD5,181	4,382
AT&T, Inc. 3.50% 9/15/2053	3,227	2,091
AT&T, Inc. 6.20% 10/30/2056	4,500	4,461
CCO Holdings, LLC 4.75% 3/1/2030 (e)	1,475	1,399
CCO Holdings, LLC 4.50% 8/15/2030 (e)	4,000	3,733
CCO Holdings, LLC 7.375% 3/1/2031 (e)	3,500	3,545
CCO Holdings, LLC 7.00% 2/1/2033 (e)	1,990	1,963
CCO Holdings, LLC 4.50% 6/1/2033 (e)	18,325	15,762
CCO Holdings, LLC 4.25% 1/15/2034 (e)	71,195	59,792
CCO Holdings, LLC 7.375% 2/1/2036 (e)	46,114	45,251
Charter Communications Operating, LLC 5.05% 3/30/2029	3,000	3,008
Charter Communications Operating, LLC 6.55% 6/1/2034	161	167
Charter Communications Operating, LLC 6.384% 10/23/2035	1,000	1,011
Charter Communications Operating, LLC 5.85% 12/1/2035	2,402	2,345
Charter Communications Operating, LLC 3.50% 3/1/2042	5,675	3,867
Charter Communications Operating, LLC 4.80% 3/1/2050	4,290	3,156
Charter Communications Operating, LLC 3.70% 4/1/2051	6,469	3,972
Charter Communications Operating, LLC 3.90% 6/1/2052	27,281	17,161
Charter Communications Operating, LLC 5.25% 4/1/2053	5,504	4,269
Charter Communications Operating, LLC 6.70% 12/1/2055	3,836	3,619
Comcast Corp. 2.65% 2/1/2030	18,000	16,847
Comcast Corp. 5.65% 6/1/2054	1,691	1,546
Comcast Corp. 6.05% 5/15/2055	145	143
Connect Finco SARL 9.00% 9/15/2029 (e)	14,323	15,124
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	32,068	32,112
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	5,850	5,965
Discovery Communications, LLC 3.95% 3/20/2028	1,604	1,579
Discovery Communications, LLC 3.625% 5/15/2030	5,000	4,707
Discovery Communications, LLC 3.625% 5/15/2030	3,175	2,730
DISH Network Corp. 11.75% 11/15/2027 (e)	49,646	51,284
EchoStar Corp. 10.75% 11/30/2029	4,627	5,027
EchoStar Corp. 6.75% Cash 11/30/2030 (m)	40,145	40,782
Embarq, LLC 7.995% 6/1/2036	725	200
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (e)	1,425	1,425
Frontier Communications Holdings, LLC 5.875% 11/1/2029	4,854	4,881
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)	20,000	20,122
Gray Media, Inc. 10.50% 7/15/2029 (e)	3,034	3,223
Gray Media, Inc. 9.625% 7/15/2032 (e)	4,620	4,700
Lindblad Expeditions, LLC 7.00% 9/15/2030 (e)	2,560	2,631
Meta Platforms, Inc. 4.55% 5/15/2031	5,000	4,999
Meta Platforms, Inc. 4.875% 11/15/2035	18,042	17,590
Meta Platforms, Inc. 5.25% 5/15/2036	15,884	15,840
Meta Platforms, Inc. 5.50% 11/15/2045	8,758	8,144
Meta Platforms, Inc. 6.20% 5/15/2046	5,000	4,999
Meta Platforms, Inc. 4.45% 8/15/2052	4,500	3,498
Meta Platforms, Inc. 5.40% 8/15/2054	883	785
Meta Platforms, Inc. 5.625% 11/15/2055	21,062	19,353
Meta Platforms, Inc. 6.30% 5/15/2056	4,008	4,002
Meta Platforms, Inc. 5.75% 11/15/2065	7,595	6,916
Nexstar Media, Inc. 6.50% 9/15/2033 (e)	20,990	21,165
Nexstar Media, Inc. 7.25% 4/15/2034 (e)	7,670	7,724
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (e)	2,165	2,232
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (e)	1,005	1,046
Orange 5.00% 1/13/2036 (e)	4,358	4,265
Paramount Global 4.95% 5/19/2050	3,000	1,886
SBA Tower Trust 1.631% 11/15/2026 (e)	22,469	22,161

27	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Sirius XM Radio, LLC 5.00% 8/1/2027 (e)	USD2,647	$2,641
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	995	967
Sirius XM Radio, LLC 5.50% 7/1/2029 (e)	325	323
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	685	638
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	3,390	3,071
Snap, Inc. 6.875% 3/1/2033 (e)	5,525	5,382
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,961
T-Mobile USA, Inc. 3.875% 4/15/2030	8,975	8,741
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,820
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,463
T-Mobile USA, Inc. 5.30% 5/15/2035	400	403
T-Mobile USA, Inc. 4.95% 11/15/2035	100	98
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,070
T-Mobile USA, Inc. 3.40% 10/15/2052	3,200	2,087
Univision Communications, Inc. 7.375% 6/30/2030 (e)	2,515	2,514
Univision Communications, Inc. 8.50% 7/31/2031 (e)	4,000	4,062
Univision Communications, Inc. 9.375% 8/1/2032 (e)	4,565	4,728
Verizon Communications, Inc. 2.55% 3/21/2031	10,265	9,339
Verizon Communications, Inc. 2.355% 3/15/2032	11,509	10,067
Verizon Communications, Inc. 4.75% 1/15/2033	650	642
Verizon Communications, Inc. 5.25% 4/2/2035	352	352
Verizon Communications, Inc. 5.00% 1/15/2036	8,493	8,299
Verizon Communications, Inc. 5.401% 7/2/2037	351	350
Verizon Communications, Inc. 2.85% 9/3/2041	460	324
Verizon Communications, Inc. 5.75% 11/30/2045	3,758	3,653
Verizon Communications, Inc. 5.875% 11/30/2055	5,704	5,516
Verizon Communications, Inc. 2.987% 10/30/2056	2,971	1,733
Verizon Communications, Inc. 6.00% 11/30/2065	3,087	2,979
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	4,764	4,727
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	19,301	18,796
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	5,150	4,848
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	4,000	3,628
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	10,948	7,839
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,349	889
		732,468

Health care 0.38%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	1,000	1,033
AbbVie, Inc. 4.125% 3/15/2031	683	672
AbbVie, Inc. 4.95% 3/15/2031	1,155	1,179
AbbVie, Inc. 4.40% 3/15/2033	1,380	1,355
AbbVie, Inc. 5.05% 3/15/2034	4,675	4,742
AbbVie, Inc. 5.20% 3/15/2035	1,110	1,131
AbbVie, Inc. 4.75% 3/15/2036	4,208	4,116
AbbVie, Inc. 5.35% 3/15/2044	2,450	2,386
AbbVie, Inc. 5.40% 3/15/2054	2,000	1,899
AbbVie, Inc. 5.55% 3/15/2056	2,756	2,671
AbbVie, Inc. 5.50% 3/15/2064	129	122
Accendra Health, Inc. 4.50% 3/31/2029 (e)	11,072	7,390
Accendra Health, Inc. 6.625% 4/1/2030 (e)	6,160	3,315
Amgen, Inc. 4.20% 2/19/2031	513	506
Amgen, Inc. 4.20% 3/1/2033	8,000	7,726
Amgen, Inc. 5.25% 3/2/2033	3,325	3,404
Amgen, Inc. 4.85% 2/19/2036	9,698	9,492
Amgen, Inc. 5.60% 3/2/2043	8,000	7,896
Amgen, Inc. 4.40% 5/1/2045	2,000	1,686
Amgen, Inc. 5.50% 2/19/2046	2,756	2,637
Amgen, Inc. 5.65% 3/2/2053	103	99
Amgen, Inc. 5.65% 2/19/2056	3,982	3,826
Amgen, Inc. 5.75% 3/2/2063	5,800	5,548
Ascension Health 4.078% 11/15/2028	673	671
Ascension Health 4.923% 11/15/2035	1,380	1,364
AstraZeneca Finance, LLC 4.90% 2/26/2031	275	281
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,000	1,015
Augusta SpinCo Corp. 4.398% 3/23/2029	2,500	2,492

Capital Income Builder	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Augusta SpinCo Corp. 4.945% 3/23/2033	USD2,500	$2,489
Augusta SpinCo Corp. 5.245% 3/23/2036	1,501	1,495
Baxter International, Inc. 4.45% 2/15/2029	1,512	1,498
Baxter International, Inc. 4.90% 12/15/2030	4,030	3,989
Baxter International, Inc. 5.65% 12/15/2035	5,176	5,087
Baxter International, Inc. 3.132% 12/1/2051	3,190	1,844
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (e)	8,708	8,651
Bristol-Myers Squibb Co. 5.20% 2/22/2034	3,958	4,055
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	321
Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,005	7,690
Cencora, Inc. 4.60% 2/13/2033	3,500	3,444
Cencora, Inc. 4.90% 2/13/2036	2,358	2,302
Centene Corp. 4.25% 12/15/2027	2,714	2,699
Centene Corp. 3.00% 10/15/2030	2,590	2,330
Centene Corp. 2.50% 3/1/2031	896	781
Centene Corp. 2.625% 8/1/2031	3,214	2,788
Cigna Group (The) 4.875% 9/15/2032	2,000	2,004
Cigna Group (The) 5.25% 1/15/2036	5,562	5,582
Cigna Group (The) 6.00% 1/15/2056	1,939	1,940
CVS Health Corp. 5.40% 6/1/2029	2,000	2,047
CVS Health Corp. 5.55% 6/1/2031	2,467	2,552
CVS Health Corp. 5.00% 9/15/2032	3,909	3,928
CVS Health Corp. 5.70% 6/1/2034	1,066	1,101
CVS Health Corp. 5.45% 9/15/2035	5,886	5,944
CVS Health Corp. 6.00% 6/1/2044	12,000	11,853
CVS Health Corp. 6.05% 6/1/2054	8,000	7,810
CVS Health Corp. 6.20% 9/15/2055	15,408	15,345
CVS Health Corp. 6.00% 6/1/2063	328	312
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034) (k)	5,000	5,183
CVS Health Corp., junior subordinated, 7.00% 3/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.886% on 3/10/2030) (k)	5,000	5,191
DaVita, Inc. 4.625% 6/1/2030 (e)	5,000	4,843
DaVita, Inc. 6.75% 7/15/2033 (e)	3,295	3,399
Elevance Health, Inc. 5.00% 1/15/2036	5,427	5,331
Elevance Health, Inc. 5.70% 9/15/2055	1,580	1,518
Eli Lilly and Co. 4.90% 10/15/2035	3,000	2,995
Eli Lilly and Co. 5.55% 10/15/2055	1,259	1,239
Gilead Sciences, Inc. 5.10% 6/15/2035	3,202	3,231
Gilead Sciences, Inc. 2.80% 10/1/2050	3,000	1,862
HCA, Inc. 4.125% 6/15/2029	8,450	8,338
HCA, Inc. 4.70% 5/15/2031	10,000	9,955
HCA, Inc. 5.00% 5/15/2033	15,000	14,905
HCA, Inc. 5.30% 5/15/2036	15,000	14,871
Humana, Inc. 5.55% 5/1/2035	10,000	9,942
Humana, Inc. 5.75% 4/15/2054	3,855	3,487
IQVIA, Inc. 6.25% 6/1/2032 (e)	12,000	12,236
Laboratory Corp. of America Holdings 4.70% 2/1/2045	6,900	6,072
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	6,000	5,919
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	890	825
Molina Healthcare, Inc. 6.50% 2/15/2031 (e)	5,950	6,061
Molina Healthcare, Inc. 3.875% 5/15/2032 (e)	8,610	7,734
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	9,680	9,675
Novartis Capital Corp. 4.60% 3/18/2033	1,409	1,400
Novartis Capital Corp. 4.90% 3/18/2036	336	334
Novartis Capital Corp. 5.60% 3/18/2046	154	154
Novartis Capital Corp. 5.70% 3/18/2056	566	567
Organon & Co. 4.125% 4/30/2028 (e)	2,300	2,271
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	7,000	6,596
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	7,372	6,834
Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063	4,000	3,619
Pfizer, Inc. 5.60% 11/15/2055	3,000	2,946
Pfizer, Inc. 5.70% 11/15/2065	2,000	1,925
Quest Diagnostics, Inc. 5.00% 6/30/2036	20,000	19,672
Sotera Health Holdings, LLC 7.375% 6/1/2031 (e)	1,105	1,150
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	730	729

29	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	USD7,619	$7,632
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	518	513
Tenet Healthcare Corp. 4.25% 6/1/2029	3,870	3,772
Tenet Healthcare Corp. 6.75% 5/15/2031	1,935	1,990
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	7,998	7,944
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	909	909
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	13,045	13,388
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,380	6,407
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	5,363	5,788
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,553	2,883
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	208
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	8,000	6,170
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	900	924
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	528	521
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	693	686
UnitedHealth Group, Inc. 4.40% 6/15/2028	1,370	1,375
UnitedHealth Group, Inc. 4.65% 1/15/2031	7,785	7,835
UnitedHealth Group, Inc. 5.30% 6/15/2035	18,458	18,834
UnitedHealth Group, Inc. 5.50% 7/15/2044	3,500	3,399
UnitedHealth Group, Inc. 5.625% 7/15/2054	3,000	2,874
UnitedHealth Group, Inc. 5.95% 6/15/2055	6,188	6,270
		485,866

Consumer discretionary 0.32%
Advance Auto Parts, Inc. 5.95% 3/9/2028	2,623	2,670
Advance Auto Parts, Inc. 3.90% 4/15/2030	3,581	3,361
Advance Auto Parts, Inc. 7.00% 8/1/2030 (e)	356	367
Advance Auto Parts, Inc. 3.50% 3/15/2032	3,272	2,878
Advance Auto Parts, Inc. 7.375% 8/1/2033 (e)	5,654	5,837
Allied Universal Holdco, LLC 6.875% 6/15/2030 (e)	8,162	8,403
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	1,355	1,396
Amazon.com, Inc. 4.65% 11/20/2035	2,284	2,225
Amazon.com, Inc. 4.875% 3/13/2036	5,700	5,619
Amazon.com, Inc. 5.45% 11/20/2055	6,392	6,041
Amazon.com, Inc. 5.80% 3/13/2056	3,646	3,591
Amazon.com, Inc. 5.55% 11/20/2065	4,325	4,038
AutoNation, Inc. 5.89% 3/15/2035	4,000	4,098
Bath & Body Works, Inc. 7.50% 6/15/2029	1,000	1,015
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	14,000	14,222
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	2,520	2,451
Carnival Corp. 4.00% 8/1/2028 (e)	3,000	2,931
Carnival Corp. 5.125% 5/1/2029 (e)	3,460	3,451
Carnival Corp. 7.00% 8/15/2029 (e)	6,115	6,352
Carnival Corp. 5.75% 3/15/2030 (e)	3,628	3,683
Carnival Corp. 5.75% 8/1/2032 (e)	3,500	3,522
Carnival Corp. 6.125% 2/15/2033 (e)	8,965	9,101
Ford Motor Co. 3.25% 2/12/2032	2,000	1,756
Ford Motor Co. 4.75% 1/15/2043	17,930	13,859
Ford Motor Co. 5.291% 12/8/2046	12,810	10,313
Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,200	2,201
Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,790	3,771
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,035
Ford Motor Credit Co., LLC 4.95% 5/28/2027	8,050	8,051
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,000	963
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,171	1,187
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,780	1,847
Ford Motor Credit Co., LLC 2.90% 2/10/2029	8,995	8,451
Ford Motor Credit Co., LLC 4.97% 4/6/2029	1,780	1,765
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,100	1,093
Ford Motor Credit Co., LLC 7.20% 6/10/2030	6,450	6,826
Ford Motor Credit Co., LLC 5.73% 9/5/2030	1,247	1,257
Ford Motor Credit Co., LLC 5.42% 4/9/2031	15,707	15,574
Ford Motor Credit Co., LLC 3.625% 6/17/2031	5,000	4,559
Ford Motor Credit Co., LLC 6.054% 11/5/2031	9,602	9,744
Ford Motor Credit Co., LLC 5.753% 4/6/2033	5,484	5,438

Capital Income Builder	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 6.125% 3/8/2034	USD7,803	$7,840
Ford Motor Credit Co., LLC 6.50% 2/7/2035	22,500	22,939
Ford Motor Credit Co., LLC 5.869% 10/31/2035	6,576	6,412
General Motors Financial Co., Inc. 5.80% 1/7/2029	750	772
General Motors Financial Co., Inc. 4.75% 4/6/2029	5,721	5,734
General Motors Financial Co., Inc. 4.90% 10/6/2029	3,103	3,124
General Motors Financial Co., Inc. 5.45% 7/15/2030	2,000	2,049
General Motors Financial Co., Inc. 4.60% 1/8/2031	1,500	1,483
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,105	1,134
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,357	1,357
General Motors Financial Co., Inc. 5.90% 1/7/2035	8,361	8,588
General Motors Financial Co., Inc. 6.15% 7/15/2035	3,109	3,237
General Motors Financial Co., Inc. 5.45% 1/8/2036	2,333	2,317
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	3,800	3,457
Genting New York, LLC 7.25% 10/1/2029 (e)	630	640
Gildan Activewear, Inc. 5.40% 10/7/2035 (e)	645	632
GLP Capital, LP 4.00% 1/15/2030	3,240	3,116
Grand Canyon University 4.375% 10/1/2026	1,500	1,502
Great Canadian Gaming Corp. 8.75% 11/15/2029 (e)	385	376
Home Depot, Inc. 2.95% 6/15/2029	4,775	4,598
Home Depot, Inc. 5.40% 6/25/2064	1,480	1,390
Hyundai Capital America 4.875% 6/23/2027 (e)	1,334	1,340
Hyundai Capital America 5.275% 6/24/2027 (e)	3,073	3,098
Hyundai Capital America 4.60% 4/6/2028 (e)	8,000	8,002
Hyundai Capital America 4.90% 6/23/2028 (e)	1,422	1,430
Hyundai Capital America 4.25% 9/18/2028 (e)	2,166	2,148
Hyundai Capital America 5.15% 3/27/2030 (e)	1,000	1,011
Hyundai Capital America 4.50% 9/18/2030 (e)	1,043	1,027
Hyundai Capital America 5.00% 4/7/2031 (e)	6,500	6,519
Marriott International, Inc. 4.50% 5/1/2033	1,197	1,161
Marriott International, Inc. 5.10% 5/1/2038	3,000	2,879
McDonald’s Corp. 4.45% 3/1/2047	2,100	1,758
McDonalds Corp. 5.15% 9/9/2052	1,225	1,109
Newell Brands, Inc. 6.375% 5/15/2030	1,200	1,176
Newell Brands, Inc. 6.625% 5/15/2032	5,900	5,731
Newell Brands, Inc. 7.375% 4/1/2036	2,025	1,930
Newell Brands, Inc. 7.50% 4/1/2046	4,000	3,455
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (e)	10,000	9,854
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (e)	2,580	2,668
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)	6,000	5,609
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	9,790	10,338
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	790	814
RHP Hotel Properties, LP 5.75% 3/15/2034 (e)	345	343
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (e)	1,095	1,110
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	5,340	5,181
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	8,622	8,476
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	20,700	19,793
Sands China, Ltd. 2.85% 3/8/2029	10,000	9,497
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	1,660	1,402
		401,498

Energy 0.31%
3R Lux SARL 9.75% 2/5/2031 (e)	485	511
AI Candelaria (Spain) SA 7.50% 12/15/2028 (e)	255	262
AI Candelaria (Spain) SA 5.75% 6/15/2033 (e)	2,107	1,903
Antero Resources Corp. 5.40% 2/1/2036	1,325	1,302
APA Corp. 4.25% 1/15/2030	10,285	10,160
APA Corp. 5.25% 2/1/2042	116	100
APA Corp. 5.35% 7/1/2049	1,032	884
APA Corp. 6.75% 2/15/2055	280	286
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	9,265	9,287
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	645	663
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	— (c)	— (c)
Borr IHC, Ltd. 10.375% 11/15/2030 (e)	1,430	1,502
Cenovus Energy, Inc. 5.25% 6/15/2037	395	384

31	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Cenovus Energy, Inc. 5.40% 6/15/2047	USD2,910	$2,681
CNX Resources Corp. 7.25% 3/1/2032 (e)	860	899
CNX Resources Corp. 5.875% 3/1/2034 (e)	410	407
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	3,155	3,250
Crescent Energy Finance, LLC 7.375% 1/15/2033 (e)	775	794
Devon Energy Corp. 5.75% 9/15/2054	2,315	2,183
Diamondback Energy, Inc. 5.15% 1/30/2030	418	428
Diamondback Energy, Inc. 5.55% 4/1/2035	1,000	1,028
Diamondback Energy, Inc. 5.75% 4/18/2054	687	660
Diamondback Energy, Inc. 5.90% 4/18/2064	432	417
Ecopetrol SA 8.875% 1/13/2033	1,440	1,548
Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,269
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (e)	5,760	5,529
Enterprise Products Operating, LLC 4.60% 1/15/2031	1,096	1,098
Enterprise Products Operating, LLC 5.20% 1/15/2036	165	167
EOG Resources, Inc. 4.40% 1/15/2031	1,673	1,660
EOG Resources, Inc. 5.65% 12/1/2054	4,559	4,432
EQT Corp. 4.50% 1/15/2029	1,029	1,022
EQT Corp. 7.00% 2/1/2030	15,000	16,048
Equinor ASA 3.625% 9/10/2028	13,165	13,042
Equinor ASA 3.25% 11/18/2049	7,583	5,252
Expand Energy Corp. 5.375% 2/1/2029	2,135	2,135
Exxon Mobil Corp. 2.61% 10/15/2030	20,000	18,697
Exxon Mobil Corp. 3.452% 4/15/2051	2,595	1,849
Genesis Energy, LP 6.75% 3/15/2034	575	579
GeoPark, Ltd. 8.75% 1/31/2030 (e)	1,258	1,265
GeoPark, Ltd. 8.75% 1/31/2030	292	294
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (e)	585	601
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)	785	793
Hilcorp Energy I, LP 5.75% 2/1/2029 (e)	665	665
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	3,260	3,249
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	1,050	1,038
Kinetik Holdings, LP 6.625% 12/15/2028 (e)	1,515	1,546
Kodiak Gas Services, LLC 6.50% 10/1/2033 (e)	300	307
Kodiak Gas Services, LLC 6.75% 10/1/2035 (e)	580	603
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (e)	375	382
Leviathan Bond, Ltd. 6.75% 6/30/2030 (e)	2,085	2,148
Matador Resources Co. 6.25% 4/15/2033 (e)	885	901
Matador Resources Co. 6.00% 4/15/2034 (e)	2,100	2,109
Modec Finance BV 7.84% 7/15/2026 (b)(n)	2,000	2,023
MPLX, LP 5.40% 9/15/2035	992	992
Murphy Oil Corp. 6.00% 10/1/2032	550	554
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	765	804
Nabors Industries, Inc. 8.875% 8/15/2031 (e)	1,190	1,257
Nabors Industries, Inc. 7.625% 11/15/2032 (e)	2,000	2,088
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(m)(n)	5,683	5,683
NFE Financing, LLC 12.00% 11/15/2029 (e)(l)	51,391	23,158
Noble Finance II, LLC 8.00% 4/15/2030 (e)	4,285	4,458
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (e)	1,355	1,416
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	735	762
Occidental Petroleum Corp. 4.625% 6/15/2045	1,500	1,198
Occidental Petroleum Corp. 6.60% 3/15/2046	4,000	4,187
Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,599
Permian Resources Operating, LLC 5.875% 7/1/2029 (e)	5,000	5,006
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	5,955	6,197
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	5,000	5,122
Petroleos Mexicanos 6.50% 1/23/2029	14,000	14,265
Petroleos Mexicanos 6.84% 1/23/2030	45,000	45,834
Petroleos Mexicanos 6.70% 2/16/2032	237	238
Petroleos Mexicanos 6.375% 1/23/2045	108	90
Petroleos Mexicanos 6.75% 9/21/2047	5,264	4,437
Petroleos Mexicanos 6.35% 2/12/2048	44	35
Petroleos Mexicanos 7.69% 1/23/2050	597	546
Petroleos Mexicanos 6.95% 1/28/2060	310	258
Pluspetrol SA 8.50% 5/30/2032 (e)	734	766
Raizen Fuels Finance SA 6.70% 2/25/2037 (e)(l)	2,275	1,238

Capital Income Builder	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Range Resources Corp. 4.75% 2/15/2030 (e)	USD445	$437
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (e)	1,542	1,574
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)	1,217	1,202
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)	17,750	17,462
Saudi Arabian Oil Co. 5.00% 2/2/2036 (e)	2,793	2,751
Saudi Arabian Oil Co. 6.00% 2/2/2056 (e)	2,500	2,450
Saudi Arabian Oil Co. 5.875% 7/17/2064 (e)	3,000	2,831
Schlumberger Investment SA 4.55% 5/7/2031	876	875
Schlumberger Investment SA 4.80% 5/7/2033	907	905
Schlumberger Investment SA 5.15% 5/7/2036	2,281	2,278
SM Energy Co. 5.00% 10/15/2026 (e)	3,070	3,069
SM Energy Co. 8.375% 7/1/2028 (e)	1,675	1,719
SM Energy Co. 8.625% 11/1/2030 (e)	490	519
SM Energy Co. 8.75% 7/1/2031 (e)	2,682	2,815
SM Energy Co. 9.625% 6/15/2033 (e)	915	1,020
Sunoco, LP 7.00% 9/15/2028 (e)	2,000	2,049
Sunoco, LP 7.00% 5/1/2029 (e)	935	966
Sunoco, LP 4.50% 5/15/2029	1,700	1,670
Sunoco, LP 5.625% 3/15/2031 (e)	295	296
Sunoco, LP 5.375% 7/15/2031 (e)	750	747
Sunoco, LP 7.25% 5/1/2032 (e)	1,766	1,850
Sunoco, LP 5.875% 3/15/2034 (e)	1,360	1,356
Sunoco, LP 5.625% 7/15/2034 (e)	515	508
Talos Production, Inc. 9.00% 2/1/2029 (e)	735	767
Talos Production, Inc. 9.375% 2/1/2031 (e)	1,915	2,038
Targa Resources Corp. 5.40% 7/30/2036	1,670	1,663
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	3,194	3,162
TransCanada Pipelines, Ltd. (3-month USD CME Term SOFR + 2.472%) 6.124% 5/16/2067 (f)	1,000	894
Transocean International, Ltd. 8.75% 2/15/2030 (e)	700	733
Transocean International, Ltd. 7.875% 10/15/2032 (e)	1,290	1,383
USA Compression Partners, LP 7.125% 3/15/2029 (e)	1,380	1,427
Valero Energy Corp. 5.15% 3/10/2036	2,500	2,462
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	3,000	2,875
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	6,731	6,931
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	3,485	3,267
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (e)	10,000	8,917
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (e)	1,665	1,679
Venture Global LNG, Inc. 8.375% 6/1/2031 (e)	1,570	1,638
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	1,455	1,562
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)	885	913
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	1,250	1,387
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	6,880	7,216
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (e)	2,795	2,926
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	3,095	3,482
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	2,450	2,606
Vista Energy Argentina S.A.U 7.875% 4/8/2038 (e)	7,452	7,608
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (e)	2,135	2,270
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	5,113	5,242
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (e)	845	870
		396,697

Information technology 0.31%
Amphenol Corp. 4.625% 2/15/2036	11,880	11,488
Amphenol Corp. 5.30% 11/15/2055	1,463	1,371
ams-OSRAM AG 12.25% 3/30/2029 (e)	965	1,033
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (e)	4,060	4,022
Black Pearl Compute, LLC 6.125% 2/15/2031 (e)	21,910	22,257
Broadcom, Inc. 4.60% 7/15/2030	2,000	2,010
Broadcom, Inc. 5.15% 11/15/2031	2,511	2,571
Broadcom, Inc. 4.55% 2/15/2032	492	489
Broadcom, Inc. 3.469% 4/15/2034	1,500	1,354
Broadcom, Inc. 4.80% 10/15/2034	495	489
Broadcom, Inc. 5.20% 7/15/2035	2,376	2,398
Broadcom, Inc. 4.80% 2/15/2036	1,929	1,883
Broadcom, Inc. 4.90% 2/15/2038	1,762	1,704

33	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Cloud Software Group, Inc. 8.25% 6/30/2032 (e)	USD4,000	$3,803
Cloud Software Group, Inc. 6.625% 8/15/2033 (e)	4,515	4,048
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	8,605	9,061
Fair Isaac Corp. 6.00% 5/15/2033 (e)	7,000	6,909
Hughes Satellite Systems Corp. 5.25% 8/1/2026	38,375	34,853
Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,286	2,344
HUT 8 DC, LLC 6.192% 11/15/2042 (e)	13,047	13,163
Intel Corp. 5.00% 2/21/2031	3,000	3,031
Intel Corp. 4.65% 6/1/2031	4,419	4,403
Intel Corp. 5.00% 8/15/2033	6,517	6,494
Intel Corp. 5.30% 5/15/2036	5,775	5,753
Intel Corp. 3.05% 8/12/2051	2,455	1,515
Intel Corp. 5.60% 2/21/2054	10,177	9,463
Intel Corp. 6.125% 5/15/2056	6,000	5,959
Intel Corp. 3.10% 2/15/2060	8,000	4,514
Microchip Technology, Inc. 5.05% 3/15/2029	2,725	2,761
Microchip Technology, Inc. 5.05% 2/15/2030	1,267	1,281
NCR Atleos Corp. 9.50% 4/1/2029 (e)	1,325	1,410
Oracle Corp. 3.25% 11/15/2027	5,000	4,894
Oracle Corp. 4.55% 2/4/2029	9,372	9,260
Oracle Corp. 4.95% 2/4/2031	4,570	4,471
Oracle Corp. 4.80% 9/26/2032	4,000	3,805
Oracle Corp. 5.35% 5/4/2033	2,489	2,421
Oracle Corp. 5.50% 8/3/2035	4,500	4,290
Oracle Corp. 5.20% 9/26/2035	29,004	27,042
Oracle Corp. 5.70% 2/4/2036	11,861	11,397
Oracle Corp. 5.875% 9/26/2045	1,430	1,233
Oracle Corp. 6.55% 2/4/2046	4,701	4,375
Oracle Corp. 3.95% 3/25/2051	3,029	1,905
Oracle Corp. 6.00% 8/3/2055	5,000	4,195
Oracle Corp. 5.95% 9/26/2055	17,309	14,511
Oracle Corp. 6.70% 2/4/2056	11,418	10,531
Oracle Corp. 6.10% 9/26/2065	1,667	1,379
Oracle Corp. 6.85% 2/4/2066	5,000	4,598
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (e)	28,352	28,361
Roper Technologies, Inc. 4.90% 10/15/2034	2,425	2,351
Roper Technologies, Inc. 5.10% 9/15/2035	2,424	2,355
SE Cosmos, LLC 8.875% 5/1/2031 (e)	4,335	4,313
Synopsys, Inc. 5.15% 4/1/2035	25,000	25,012
Synopsys, Inc. 5.70% 4/1/2055	22,694	21,810
Texas Instruments, Inc. 4.85% 2/8/2034	5	5
UKG, Inc. 6.875% 2/1/2031 (e)	1,240	1,208
Unisys Corp. 10.625% 1/15/2031 (e)	4,351	3,787
Viasat, Inc. 5.625% 4/15/2027 (e)	16,000	15,973
WULF Compute, LLC 7.75% 10/15/2030 (e)	2,220	2,335
		391,651

Industrials 0.26%
Air Lease Corp. 4.40% 3/24/2028 (e)	1,220	1,214
Air Lease Corp. 4.85% 3/24/2031 (e)	4,565	4,526
Air Lease Corp. 5.50% 3/24/2036 (e)	2,090	2,074
Ambipar Lux SARL 9.875% 2/6/2031 (e)(l)	385	72
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (e)	830	811
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (e)	1,035	1,006
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (e)	565	580
BAE Systems PLC 5.25% 3/26/2031 (e)	346	354
BAE Systems PLC 5.30% 3/26/2034 (e)	925	945
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,962
Boeing Co. (The) 6.298% 5/1/2029	3,228	3,386
Boeing Co. (The) 5.15% 5/1/2030	2,813	2,859
Boeing Co. (The) 3.625% 2/1/2031	2,488	2,374
Boeing Co. (The) 6.388% 5/1/2031	1,894	2,023
Boeing Co. (The) 3.60% 5/1/2034	5,000	4,495
Boeing Co. (The) 6.528% 5/1/2034	71,724	78,463
Boeing Co. (The) 5.805% 5/1/2050	4,141	4,038

Capital Income Builder	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 6.858% 5/1/2054	USD749	$833
Boeing Co. (The) 5.93% 5/1/2060	4,629	4,485
Boeing Co. (The) 7.008% 5/1/2064	271	303
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,247	922
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,885	2,533
Carpenter Technology Corp. 5.625% 3/1/2034 (e)	5,885	5,896
Carrier Global Corp. 2.722% 2/15/2030	12,267	11,482
Clean Harbors, Inc. 6.375% 2/1/2031 (e)	335	341
Clean Harbors, Inc. 5.75% 10/15/2033 (e)	4,865	4,914
CSX Corp. 2.40% 2/15/2030	6,636	6,187
CSX Corp. 3.35% 9/15/2049	6,000	4,146
Eaton Corp. 4.50% 3/6/2033	1,546	1,524
Eaton Corp. 4.80% 3/6/2036	2,512	2,474
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	20,775	22,059
EquipmentShare.com, Inc. 8.00% 3/15/2033 (e)	9,000	9,445
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (e)	1,930	1,921
General Electric Co. 4.90% 1/29/2036	726	724
Herc Holdings, Inc. 6.625% 6/15/2029 (e)	1,755	1,799
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	1,015	1,057
Herc Holdings, Inc. 5.75% 3/15/2031 (e)	1,720	1,725
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	3,825	4,008
Herc Holdings, Inc. 6.00% 3/15/2034 (e)	1,795	1,782
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (e)	15,751	15,578
Icahn Enterprises, LP 5.25% 5/15/2027	25,000	24,776
Icahn Enterprises, LP 9.75% 1/15/2029	2,000	2,012
Icahn Enterprises, LP 10.00% 11/15/2029 (e)	550	555
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (e)	1,140	1,170
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032	415	426
LG Energy Solution, Ltd. 5.25% 4/2/2031 (e)	3,400	3,409
LG Energy Solution, Ltd. 5.875% 4/2/2036 (e)	3,920	3,931
Moog, Inc. 5.50% 10/15/2034 (e)	685	687
Norfolk Southern Corp. 5.10% 5/1/2035	1,805	1,819
Norfolk Southern Corp. 5.35% 8/1/2054	14,173	13,254
QXO Building Products, Inc. 6.75% 4/30/2032 (e)	4,775	4,874
Regal Rexnord Corp. 6.30% 2/15/2030	1,555	1,629
Regal Rexnord Corp. 6.40% 4/15/2033	2,500	2,661
Reworld Holding Corp. 4.875% 12/1/2029 (e)	1,775	1,706
RTX Corp. 3.125% 5/4/2027	12,375	12,252
RTX Corp. 5.375% 2/27/2053	1,500	1,412
Science Applications International Corp. 5.875% 11/1/2033 (e)	310	306
SkyMiles IP, Ltd. 4.75% 10/20/2028 (e)	2,033	2,035
Takeoff Merger Sub, Inc. 4.50% 3/24/2029 (e)	940	934
TransDigm, Inc. 6.375% 3/1/2029 (e)	5,445	5,560
TransDigm, Inc. 6.25% 1/31/2034 (e)	11,005	11,261
TransDigm, Inc. 6.75% 1/31/2034 (e)	1,180	1,213
TransDigm, Inc. 6.125% 7/31/2034 (e)	483	484
Tyco Electronics Group SA 4.875% 2/9/2036	952	938
Union Pacific Corp. 5.10% 2/20/2035	1,263	1,286
Union Pacific Corp. 2.95% 3/10/2052	410	259
Union Pacific Corp. 3.50% 2/14/2053	817	569
Union Pacific Corp. 5.60% 12/1/2054	2,173	2,128
Waste Connections, Inc. 4.80% 7/15/2036	2,017	1,975
Waste Management, Inc. 5.35% 10/15/2054	2,500	2,384
		325,225

Utilities 0.24%
Aegea Finance SARL 9.00% 1/20/2031 (e)	330	277
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (e)	1,248	1,174
Alliant Energy Finance, LLC 3.60% 3/1/2032 (e)	750	698
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	2,000	1,646
Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,414
Consumers Energy Co. 5.05% 5/15/2035	650	653
Consumers Energy Co. 5.125% 5/1/2036	2,700	2,697
Duke Energy Florida, LLC 4.20% 12/1/2030	4,000	3,955
Duke Energy Florida, LLC 4.85% 12/1/2035	425	418

35	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Edison International 5.25% 11/15/2028	USD1,000	$1,005
Edison International 5.45% 6/15/2029	2,000	2,014
Edison International 5.25% 3/15/2032	2,280	2,251
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (k)	1,775	1,832
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (k)	EUR4,000	4,668
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(k)	USD2,325	2,712
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (k)	15,349	15,366
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	2,318	2,201
Enfragen Energia Sur SA 5.375% 12/30/2030	1,099	1,024
Eversource Energy 5.50% 1/1/2034	900	918
Eversource Energy 5.95% 7/15/2034	647	676
Exelon Corp. 4.45% 4/15/2046	8,115	6,670
FirstEnergy Corp. 3.40% 3/1/2050	2,000	1,337
FirstEnergy Corp., Series B, 3.90% 7/15/2027	25,785	25,614
Florida Power & Light Co. 5.10% 4/1/2033	2,115	2,161
Florida Power & Light Co. 4.70% 2/15/2036	7,470	7,271
Florida Power & Light Co. 5.30% 4/1/2053	1,368	1,284
Florida Power & Light Co. 5.70% 3/15/2055	445	440
Florida Power & Light Co. 5.60% 2/15/2066	525	501
Generadora de Gatun SA 6.874% 9/30/2044 (e)	1,000	1,000
Light Energia SA 4.375% 6/18/2026	472	458
Light Servicos de Eletricidade SA 4.21% 12/19/2032	209	147
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (m)	89	24
Long Ridge Energy, LLC 8.75% 2/15/2032 (e)	1,645	1,759
Northern States Power Co. 4.85% 5/15/2036	500	493
Pacific Gas and Electric Co. 5.45% 6/15/2027	2,000	2,019
Pacific Gas and Electric Co. 4.55% 7/1/2030	2,173	2,149
Pacific Gas and Electric Co. 2.50% 2/1/2031	9,584	8,623
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,925	3,001
Pacific Gas and Electric Co. 5.70% 3/1/2035	983	996
Pacific Gas and Electric Co. 6.00% 8/15/2035	3,000	3,105
Pacific Gas and Electric Co. 5.20% 5/1/2036	1,025	999
Pacific Gas and Electric Co. 4.95% 7/1/2050	23,054	19,160
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,500	10,246
Pacific Gas and Electric Co. 5.90% 10/1/2054	3,000	2,821
PacifiCorp 5.10% 2/15/2029	175	177
PacifiCorp 4.25% 3/15/2029	150	149
PacifiCorp 4.65% 4/15/2029	3,100	3,105
PacifiCorp 5.10% 4/15/2031	5,025	5,080
PacifiCorp 5.45% 4/15/2033	18,250	18,598
PacifiCorp 5.45% 2/15/2034	2,500	2,531
PacifiCorp 5.80% 4/15/2036	17,183	17,644
PacifiCorp 3.30% 3/15/2051	800	513
PacifiCorp 2.90% 6/15/2052	5,259	3,101
PacifiCorp 5.35% 12/1/2053	575	508
PacifiCorp 5.50% 5/15/2054	9,223	8,344
PacifiCorp 5.80% 1/15/2055	6,800	6,406
PacifiCorp, junior subordinated, 7.125% 8/15/2056 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.292% on 8/15/2031) (k)	8,000	7,977
PG&E Corp. 5.00% 7/1/2028	3,595	3,579
PG&E Corp. 5.25% 7/1/2030	12,763	12,640
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (k)	9,025	9,027
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (k)	6,000	6,175
Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,882
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,300	2,224
Public Service Electric and Gas Co. 5.625% 1/1/2056	2,600	2,557
Southern California Edison Co. 4.20% 3/1/2029	1,000	986
Southern California Edison Co. 5.15% 6/1/2029	2,500	2,530
Southern California Edison Co. 2.85% 8/1/2029	549	519
Southern California Edison Co. 5.45% 6/1/2031	1,615	1,655
Southern California Edison Co. 5.95% 11/1/2032	4,342	4,538

Capital Income Builder	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Southern California Edison Co. 4.80% 3/15/2033	USD4,526	$4,432
Southern California Edison Co. 6.00% 1/15/2034	443	460
Southern California Edison Co. 5.20% 6/1/2034	3,320	3,289
Southern California Edison Co. 3.60% 2/1/2045	2,102	1,493
Southern California Edison Co. 4.00% 4/1/2047	9,484	7,007
Southern California Edison Co. 5.90% 3/1/2055	9,720	9,157
Southern California Edison Co. 6.20% 9/15/2055	1,974	1,935
Talen Energy Supply, LLC 6.125% 5/1/2031 (n)	565	566
Talen Energy Supply, LLC 6.375% 5/1/2033 (n)	810	811
Xcel Energy, Inc. 2.60% 12/1/2029	1,525	1,428
		305,900

Materials 0.13%
Ball Corp. 5.50% 9/15/2033	3,945	3,958
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	665	669
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,301	1,332
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	2,544	2,559
Braskem Netherlands Finance BV 4.50% 1/10/2028	600	377
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	1,475	888
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	241
Braskem Netherlands Finance BV 7.25% 2/13/2033	2,750	1,578
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	1,270	729
Braskem Netherlands Finance BV 8.00% 10/15/2034 (e)	1,740	1,019
Canpack Group, Inc. 6.00% 5/15/2031 (e)	285	285
Celanese US Holdings, LLC 6.85% 11/15/2028	2,314	2,422
Celanese US Holdings, LLC 6.50% 4/15/2030	2,000	2,047
Celanese US Holdings, LLC 7.05% 11/15/2030	3,000	3,222
Celanese US Holdings, LLC 7.379% 7/15/2032	3,179	3,371
Celanese US Holdings, LLC 6.75% 4/15/2033	4,000	4,123
Celanese US Holdings, LLC 7.20% 11/15/2033	3,649	3,947
Celanese US Holdings, LLC 7.375% 2/15/2034	2,385	2,499
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (e)	1,160	1,181
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	9,000	9,178
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (e)	1,830	1,870
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (e)	3,150	3,152
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (e)	3,325	3,363
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (e)	5,716	5,778
Commercial Metals Co. 5.75% 11/15/2033 (e)	3,225	3,232
Commercial Metals Co. 6.00% 12/15/2035 (e)	5,120	5,117
Consolidated Energy Finance SA 12.00% 2/15/2031 (e)	4,190	4,300
Dow Chemical Co. (The) 4.80% 1/15/2031	2,500	2,476
Dow Chemical Co. (The) 5.35% 3/15/2035	764	760
Dow Chemical Co. (The) 5.65% 3/15/2036	470	469
Dow Chemical Co. (The) 4.375% 11/15/2042	795	633
Dow Chemical Co. (The) 4.625% 10/1/2044	98	78
Dow Chemical Co. (The) 5.55% 11/30/2048	1,619	1,419
Dow Chemical Co. (The) 4.80% 5/15/2049	556	438
Dow Chemical Co. (The) 3.60% 11/15/2050	373	243
Dow Chemical Co. (The) 6.90% 5/15/2053	231	239
Dow Chemical Co. (The) 5.60% 2/15/2054	2,939	2,560
Dow Chemical Co. (The) 5.95% 3/15/2055	4,126	3,779
Ecolab, Inc. 5.00% 9/1/2035	3,000	3,023
First Quantum Minerals, Ltd. 8.625% 6/1/2031 (e)	5,000	5,220
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (e)	3,000	3,087
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (e)	2,710	2,666
Graphic Packaging International, LLC 6.375% 7/15/2032 (e)	7,000	6,995
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (e)	1,602	1,434
JH North America Holdings, Inc. 5.875% 1/31/2031 (e)	175	175
JH North America Holdings, Inc. 6.125% 7/31/2032 (e)	3,165	3,174
LYB International Finance III, LLC 5.125% 1/15/2031	1,163	1,170
LYB International Finance III, LLC 5.50% 3/1/2034	517	519
LYB International Finance III, LLC 6.15% 5/15/2035	1,201	1,244
LYB International Finance III, LLC 5.875% 1/15/2036	11,246	11,366
LYB International Finance III, LLC 3.375% 10/1/2040	2,413	1,775
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (e)	1,022	1,010

37	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Magnera Corp. 7.25% 11/15/2031 (e)	USD6,000	$5,624
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (e)	1,110	1,123
Minera Mexico, SA de CV, 5.625% 2/12/2032 (e)	1,520	1,556
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	1,206	1,253
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	3,280	3,198
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	2,000	2,033
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	550	558
Sasol Financing USA, LLC 8.75% 5/3/2029 (e)	279	295
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,597
Sherwin-Williams Co. 5.15% 8/15/2035	774	779
Stillwater Mining Co. 4.00% 11/16/2026 (n)	1,175	1,167
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (e)(k)	3,150	3,165
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	10,000	10,170
		160,907

Consumer staples 0.13%
Albertsons Cos., Inc. 5.50% 3/31/2031 (e)	2,160	2,151
Albertsons Cos., Inc. 5.75% 3/31/2034 (e)	7,070	6,892
B&G Foods, Inc. 8.00% 9/15/2028 (e)	9,780	9,705
BAT Capital Corp. 3.557% 8/15/2027	7,650	7,572
BAT Capital Corp. 5.834% 2/20/2031	2,115	2,213
BAT Capital Corp. 5.35% 8/15/2032	2,500	2,571
BAT Capital Corp. 4.625% 3/22/2033	1,095	1,073
BAT Capital Corp. 6.421% 8/2/2033	1,144	1,243
BAT Capital Corp. 6.00% 2/20/2034	2,000	2,117
BAT Capital Corp. 5.625% 8/15/2035	6,676	6,887
BAT Capital Corp. 5.65% 3/16/2052	713	664
BAT Capital Corp. 7.081% 8/2/2053	2,843	3,148
BAT Capital Corp. 6.25% 8/15/2055	2,308	2,335
Campbell’s Co. (The) 4.75% 3/23/2035	121	112
Campbell’s Co. (The) 5.25% 10/13/2054	264	217
Coca-Cola Co. 5.20% 1/14/2055	1,498	1,415
Constellation Brands, Inc. 4.35% 5/9/2027	2,454	2,455
Coty, Inc. 4.75% 1/15/2029 (e)	1,407	1,364
Coty, Inc. 5.60% 1/15/2031 (e)	14,120	13,746
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)	1,214	1,215
Imperial Brands Finance PLC 5.875% 7/1/2034 (e)	2,452	2,531
Imperial Brands Finance PLC 5.625% 7/1/2035 (e)	7,728	7,803
Imperial Brands Finance PLC 6.375% 7/1/2055 (e)	1,702	1,714
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (e)	2,295	2,321
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	1,156	1,132
Mars, Inc. 5.20% 3/1/2035 (e)	4,879	4,924
Mars, Inc. 5.65% 5/1/2045 (e)	886	873
Mars, Inc. 5.70% 5/1/2055 (e)	9,151	8,910
Mars, Inc. 5.80% 5/1/2065 (e)	238	234
Minerva Luxembourg SA 8.875% 9/13/2033 (e)	2,215	2,364
Mondelez International, Inc. 5.125% 5/6/2035	2,000	2,004
NBM US Holdings, Inc. 6.625% 8/6/2029 (n)	2,243	2,255
Performance Food Group, Inc. 5.625% 3/1/2034 (e)	3,795	3,718
Philip Morris International, Inc. 4.375% 4/30/2030	1,971	1,962
Philip Morris International, Inc. 4.00% 10/29/2030	1,659	1,627
Philip Morris International, Inc. 4.25% 10/29/2032	3,500	3,405
Philip Morris International, Inc. 5.375% 2/15/2033	2,000	2,058
Philip Morris International, Inc. 5.25% 2/13/2034	995	1,014
Philip Morris International, Inc. 4.90% 11/1/2034	2,000	1,988
Philip Morris International, Inc. 4.625% 10/29/2035	21,280	20,540
Philip Morris International, Inc. 4.875% 4/29/2036	13,218	12,943
Post Holdings, Inc. 6.25% 2/15/2032 (e)	946	965
Post Holdings, Inc. 6.375% 3/1/2033 (e)	3,290	3,291
Post Holdings, Inc. 6.25% 10/15/2034 (e)	610	603
		160,274

Capital Income Builder	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate 0.11%
Boston Properties, LP 2.45% 10/1/2033	USD2,114	$1,730
Boston Properties, LP 6.50% 1/15/2034	2,395	2,528
Boston Properties, LP 5.75% 1/15/2035	1,500	1,508
Equinix, Inc. 2.90% 11/18/2026	6,572	6,526
FibraSOMA 4.375% 7/22/2031 (e)	2,753	2,536
Forestar Group, Inc. 5.00% 3/1/2028 (e)	6,000	5,982
Forestar Group, Inc. 6.50% 3/15/2033 (e)	2,640	2,658
Highwoods Realty, LP 7.65% 2/1/2034	2,625	2,930
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	260	251
Howard Hughes Corp. (The) 5.875% 3/1/2032 (e)	1,290	1,266
Howard Hughes Corp. (The) 6.125% 3/1/2034 (e)	1,720	1,687
Hudson Pacific Properties, LP 4.65% 4/1/2029	3,500	3,135
Hudson Pacific Properties, LP 3.25% 1/15/2030	1,200	1,024
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,150	1,143
Kennedy-Wilson, Inc. 4.75% 2/1/2030	310	306
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,520	2,511
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,487	1,502
MPT Operating Partnership, LP 3.50% 3/15/2031	260	187
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	31,750	33,006
Piedmont Operating Partnership, LP 5.625% 1/15/2033	1,891	1,862
Prologis, LP 5.25% 3/15/2054	270	252
RLJ Lodging Trust, LP 3.75% 7/1/2026 (e)	1,000	998
Service Properties Trust 4.95% 2/15/2027	140	140
Service Properties Trust 0% 9/30/2027 (e)	29,378	27,030
Service Properties Trust 3.95% 1/15/2028	5,110	4,958
Service Properties Trust 4.95% 10/1/2029	1,042	980
Service Properties Trust 4.375% 2/15/2030	60	54
Service Properties Trust 8.625% 11/15/2031 (e)	28,212	29,704
VICI Properties, LP 5.625% 4/1/2035	1,414	1,419
WEA Finance, LLC 3.50% 6/15/2029 (e)	2,083	2,011
		141,824
Total corporate bonds and notes		4,557,001
Asset-backed obligations 0.58%
Other asset-backed securities 0.29%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(i)	50	51
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (e)(i)	414	417
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (e)(i)	1,269	1,273
Altde Trust, Series 2026-1A, Class A, 5.521% 3/31/2051 (e)(i)	5,800	5,812
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (e)(i)	2,780	2,772
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (e)(i)	4,690	4,646
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (e)(i)	336	335
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (e)(i)	724	731
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (e)(i)	345	348
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (e)(i)	236	237
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (e)(i)	1,409	1,409
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (e)(i)	296	283
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(i)	230	231
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (e)(i)	1,096	1,095
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(i)	308	313
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (e)(i)	2,296	2,173
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (e)(i)	4,807	4,848
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (e)(i)	1,251	1,236
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (e)(i)	5,300	5,311
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (e)(i)	100	100
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (e)(i)	2,072	2,073
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(i)	34,993	29,409
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(i)	5,549	4,572
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(i)	26,239	21,555
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(i)	43,566	43,627
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(i)	460	461
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (e)(i)	1,197	1,197
Clarus Capital Funding, LLC, Series 2026-1A, Class B, 5.01% 11/20/2034 (e)(i)	832	831
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (e)(i)	153	144

39	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (e)(i)	USD324	$305
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (e)(i)	443	417
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (e)(i)	289	274
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (e)(i)	445	451
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (e)(i)	150	151
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.304%) 3.959% 11/15/2035 (f)(i)	10	10
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 3.909% 7/15/2036 (f)(i)	718	687
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 3.909% 1/15/2037 (f)(i)	927	898
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 3.919% 2/15/2037 (f)(i)	1,784	1,703
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (e)(i)	906	908
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (e)(i)	244	245
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (e)(i)	98	98
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (e)(i)	640	640
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (e)(i)	3,681	3,734
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (e)(i)	188	189
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(i)	29,634	28,044
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(i)	3,235	2,986
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (e)(i)	3,726	3,721
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (e)(i)	3,686	3,673
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(i)	1,098	1,073
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(i)	588	564
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (e)(i)	162	156
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (e)(i)	196	196
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027 (e)(i)	258	259
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class A2, 4.22% 5/15/2028 (e)(i)	1,552	1,555
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(i)	3,707	3,685
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (e)(i)	165	165
HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49% 9/20/2032 (e)(i)	1,479	1,482
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (e)(i)	1,875	1,874
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027 (e)(i)	443	443
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (e)(i)	11,884	11,906
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (e)(i)	410	410
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (e)(i)	3,500	3,501
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (e)(i)	61	62
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (e)(i)	845	804
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (e)(i)	577	549
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(i)	94,741	80,340
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(i)	682	686
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (e)(i)	144	144
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (e)(i)	1,728	1,733
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(i)	302	301
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (e)(i)	1,678	1,652
OHS Issuer, LLC, Series 2026-1A, Class B, 8.35% 2/25/2061 (e)(i)	1,450	1,426
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(i)	4,284	4,317
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(i)	801	801
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (e)(i)	145	145
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (e)(i)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (e)(i)	159	159
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(i)	704	693
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (e)(i)	100	100
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (e)(i)	352	351
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(i)	113	113
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (e)(i)	1,073	1,073
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (e)(i)	357	359
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (e)(i)	78	78
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (e)(i)	15,258	15,267
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (e)(i)	905	896
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (e)(i)	1,124	1,102
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.355% 9/15/2039 (e)(f)(i)	147	148
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (e)(i)	467	474
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(i)	689	689

Capital Income Builder	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (e)(i)	USD91	$91
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(i)	11	11
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (e)(i)	565	565
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (e)(i)	502	500
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (e)(i)	703	697
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (e)(i)	31	31
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (e)(i)	87	87
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (e)(i)	268	262
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (e)(i)	104	102
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (e)(i)	500	475
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (e)(i)	416	409
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (e)(i)	1,255	1,240
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (e)(i)	1,481	1,460
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (e)(i)	1,537	1,489
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (e)(i)	535	521
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (i)	20,413	20,509
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (e)(i)	171	164
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (e)(i)	435	409
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (e)(i)	287	275
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (e)(i)	539	512
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (e)(i)	604	603
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (e)(i)	1,145	1,079
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (e)(i)	420	403
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (e)(i)	1,601	1,602
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (e)(i)	320	319
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (e)(i)	247	246
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (e)(i)	265	263
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (e)(i)	421	422
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (e)(i)	1,065	1,069
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(i)	97	99
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (e)(i)	160	160
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (e)(i)	174	174
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (e)(i)	151	151
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (e)(i)	303	305
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (e)(i)	270	270
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (e)(i)	1,052	1,047
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (e)(i)	160	159
		366,636

Auto loan 0.24%
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (e)(i)	897	897
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (e)(i)	1,456	1,457
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32% 5/8/2030 (e)(i)	8,000	8,002
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (e)(i)	1,869	1,874
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (i)	266	268
AutoNation Finance Trust, Series 2025-1A, Class A2, 4.72% 4/10/2028 (e)(i)	237	237
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (e)(i)	657	657
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028 (e)(i)	2,600	2,645
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (e)(i)	3,784	3,804
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (e)(i)	145	147
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (e)(i)	6,271	6,309
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(i)	29,522	30,395
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (e)(i)	385	389
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (i)	467	467
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (i)	254	254
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (i)	355	356
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27% 1/15/2030 (i)	1,270	1,270
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (i)	230	230
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(i)	125	125
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (e)(i)	86	86
CPS Auto Trust, Series 2026-B, Class A, 4.35% 2/15/2030 (e)(i)	1,941	1,941
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (e)(i)	942	943
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (i)	74	74
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (i)	614	614
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (i)	338	339

41	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (i)	USD956	$958
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (i)	236	236
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (i)	745	760
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032 (e)(i)	1,480	1,538
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(i)	15,564	15,894
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (e)(i)	16,177	16,183
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (e)(i)	20,420	20,471
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (i)	2,697	2,688
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (e)(i)	738	739
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (e)(i)	67	67
GLS Auto Receivables Trust, Series 2026-1A, Class A2, 4.04% 11/15/2028 (e)(i)	2,000	1,999
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (e)(i)	2,741	2,741
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (e)(i)	166	166
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (e)(i)	653	655
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030 (e)(i)	915	949
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(i)	1,618	1,621
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (e)(i)	99	100
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (e)(i)	1,181	1,179
GLS Auto Select Receivables Trust, Series 2026-2A, Class A2, 4.46% 6/15/2032 (e)(i)	6,000	6,010
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (i)	100	100
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(i)	25,200	25,620
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(i)	16,218	16,643
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class A2A, 4.05% 5/16/2029 (i)	6,540	6,547
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class B, 4.44% 4/16/2032 (i)	1,595	1,596
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (e)(i)	114	114
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (e)(i)	2,012	1,970
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(i)	14,850	14,679
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(i)	5,267	5,208
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(i)	826	817
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (e)(i)	281	284
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (e)(i)	262	268
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (e)(i)	742	746
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (e)(i)	824	828
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (e)(i)	353	354
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (e)(i)	833	826
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (e)(i)	958	975
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (e)(i)	24,998	25,473
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (e)(i)	453	462
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (e)(i)	1,157	1,149
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (e)(i)	42	42
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (e)(i)	104	104
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (e)(i)	88	89
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (i)	406	409
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (e)(i)	663	663
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (e)(i)	580	582
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (i)	113	113
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (i)	196	197
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04% 3/15/2029 (i)	1,424	1,424
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029 (i)	534	534
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (i)	217	221
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (e)(i)	21	21
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (e)(i)	116	117
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (e)(i)	153	153
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (e)(i)	1,441	1,444
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (e)(i)	853	853
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (e)(i)	1,513	1,513
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (e)(i)	24,543	24,877
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (b)(e)(i)(l)	1,675	972
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (e)(i)	222	223
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (e)(i)	112	113
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (e)(i)	126	126
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (e)(i)	87	87
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (e)(i)	551	552
Westlake Automobile Receivables Trust, Series 2025-3A, Class A2, 4.31% 4/17/2028 (e)(i)	2,499	2,501

Capital Income Builder	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (e)(i)	USD4,547	$4,555
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (e)(i)	7,506	7,522
Westlake Automobile Receivables Trust, Series 2026-P1, Class A2, 3.84% 1/16/2029 (e)(i)	319	318
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (e)(i)	129	130
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (e)(i)	204	205
Wheels Fleet Lease Funding, LLC, Series 2026-1, Class A2A, 4.30% 4/18/2039 (e)(i)	1,147	1,147
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(i)	258	260
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(i)	779	784
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (i)	1,002	1,003
		297,247

Student loan 0.03%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(i)	7,440	7,098
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(i)	17,405	16,554
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062 (e)(i)	1,328	1,174
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (e)(i)	1,889	1,681
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.515% 4/20/2062 (e)(f)(i)	9,027	8,988
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(i)	2,697	2,468
		37,963

Collateralized loan obligations 0.01%
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (e)(f)(i)	156	156
Ares LIII CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.757% 10/24/2036 (e)(f)(i)	1,939	1,940
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (e)(f)(i)	1,876	1,873
Battalion CLO XII, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.583% 5/17/2031 (e)(f)(i)	106	106
BlackRock DLF X CLO, LP, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (e)(f)(i)	2,487	2,489
BlueMountain CLO XXII, Ltd., Series 2018-22, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.015% 7/15/2031 (e)(f)(i)	140	140
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 4/19/2034 (e)(f)(i)	3,284	3,285
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (e)(f)(i)	2,077	2,074
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.706% 7/23/2032 (e)(f)(i)	1,483	1,483
Palmer Square Loan Funding Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (e)(f)(i)	459	459
Sound Point CLO V-R LTD, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.087% 7/18/2031 (e)(f)(i)	185	185
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.713% 4/15/2032 (e)(f)(i)	172	172
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (e)(f)(i)	201	202
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (e)(f)(i)	517	517
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (e)(f)(i)	1,000	1,000
Venture 36 CLO, Ltd., Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.067% 4/20/2032 (e)(f)(i)	391	392
		16,473

Credit card 0.01%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(i)	2,500	2,502
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (e)(i)	153	154
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (e)(i)	112	112
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (e)(i)	100	100
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (e)(i)	104	104
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (e)(i)	156	156
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (e)(i)	529	528

43	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(i)	USD2,202	$2,208
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (e)(i)	2,135	2,137
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (i)	539	546
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (i)	658	662
		9,209

Student loans 0.00%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (e)(i)	318	291
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(i)	4,934	4,499
		4,790

Franchise/equipment 0.00%
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (e)(i)	801	808
		808

Home equity 0.00%
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037 (i)	387	338
		338
Total asset-backed obligations		733,464
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Brazil 0.07%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL456,126	85,204
Brazil (Federative Republic of) 6.25% 5/22/2036	USD5,000	4,978
		90,182

Mexico 0.06%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (e)	13,205	13,323
United Mexican States 3.50% 9/19/2029	EUR4,500	5,254
United Mexican States 3.875% 5/16/2031	5,016	5,809
United Mexican States 5.625% 2/9/2034	USD9,000	8,896
United Mexican States 6.00% 5/7/2036	6,115	6,149
United Mexican States 6.875% 5/13/2037	1,815	1,918
United Mexican States 6.625% 1/29/2038	675	697
United Mexican States 5.00% 4/27/2051	5,978	4,746
United Mexican States 6.338% 5/4/2053	3,120	2,948
United Mexican States 7.375% 5/13/2055	18,830	20,040
United Mexican States 3.75% 4/19/2071	2,550	1,485
		71,265

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.628% 4/20/2027 (e)	3,500	3,480
Saudi Arabia (Kingdom of) 3.625% 3/4/2028 (e)	11,435	11,241
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (e)	3,738	3,600
		18,321

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	12,640	11,647
Peru (Republic of) 5.50% 3/30/2036	1,850	1,867
Peru (Republic of) 5.875% 8/8/2054	840	820
		14,334

Japan 0.01%
Japan, Series 381, 2.10% 12/20/2035	JPY2,051,450	12,684

Capital Income Builder	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Qatar 0.01%
Qatar (State of) 4.50% 4/23/2028 (e)	USD7,070	$7,104
Qatar (State of) 5.103% 4/23/2048 (e)	4,800	4,572
		11,676

Colombia 0.01%
Colombia (Republic of) 5.375% 1/21/2029	2,280	2,264
Colombia (Republic of) 6.125% 1/21/2031	1,190	1,190
Colombia (Republic of) 8.00% 4/20/2033	2,500	2,691
Colombia (Republic of) 7.50% 2/2/2034	1,090	1,143
Colombia (Republic of) 7.75% 11/7/2036	245	259
		7,547

Romania 0.00%
Romania (Republic of) 3.50% 4/3/2034	EUR4,143	4,218

Greece 0.00%
Greece (Hellenic Republic of) 3.625% 6/15/2035	1,500	1,750
Greece (Hellenic Republic of) 3.375% 6/16/2036	865	979
		2,729
Total bonds & notes of governments & government agencies outside the U.S.		232,956
Loans 0.15%
Health care 0.05%
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR + 1.75%) 5.402% 10/23/2028 (f)(o)	USD909	914
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.502% 3/29/2029 (f)(o)	65,946	55,497
		56,411

Industrials 0.04%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (f)(o)	46,407	39,783
TransDigm, Inc., Term Loan N, (1-month USD CME Term SOFR + 2.50%) 6.152% 2/13/2033 (f)(o)	4,875	4,887
		44,670

Communication services 0.03%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.152% 9/27/2029 (f)(o)	17,784	17,865
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.779% 12/1/2028 (f)(o)	12,000	12,043
Versant Media Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 1.75%) 5.45% 1/30/2031 (f)(o)	9,020	9,053
		38,961

Information technology 0.02%
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.267% 3/2/2029 (f)(o)	10,869	10,934
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.267% 5/30/2030 (f)(o)	15,071	15,136
		26,070

Financials 0.01%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(e)(f)(o)	6,141	6,171
Aretec Group, Inc., Term Loan B-4, (1-month USD CME Term SOFR + 3.00%) 6.652% 8/9/2030 (f)(o)	3,990	4,005
Osaic Holdings, Inc., Term Loan B1, (3-month USD CME Term SOFR + 2.50%) 6.20% 7/30/2032 (f)(o)	5,115	5,119
		15,295

Materials 0.00%
Consolidated Energy Finance SA, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.163% 11/15/2030 (f)(o)	992	958
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (f)(o)	3,490	3,364
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 5.902% 2/10/2032 (f)(o)	1,287	1,289
		5,611

45	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Consumer staples 0.00%
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.902% 2/11/2033 (f)(o)	USD3,746	$3,780
		3,780

Utilities 0.00%
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.652% 11/25/2032 (f)(o)	2,055	2,061
		2,061

Energy 0.00%
NFE Brazil Holdings, Ltd., Term Loan, 10.00% PIK 9/15/2026 (m)(o)	1,417	1,417
		1,417

Consumer discretionary 0.00%
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.95% 7/1/2032 (f)(o)	1,090	1,091
		1,091
Total loans		195,367
Municipals 0.03%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,030	913

Illinois 0.02%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	20,187	20,512

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,333

Ohio 0.00%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,690	4,252

Texas 0.00%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,633
Total municipals		38,643
Total bonds, notes & other debt instruments (cost: $21,112,399,000)		20,676,089
Investment funds 2.10%	Shares
Capital Group Central Corporate Bond Fund (p)	317,719,723	2,662,491
Total investment funds (cost: $3,122,751,000)		2,662,491
Short-term securities 4.65%
Money market investments 4.59%
Capital Group Central Cash Fund 3.67% (p)(q)	58,209,120	5,820,330

Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 3.67% (p)(q)(r)	287,269	28,724
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (q)(r)	13,600,000	13,600

Capital Income Builder	46

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (q)(r)	13,600,000	$13,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.53% (q)(r)	6,400,000	6,400
Fidelity Investments Money Market Government Portfolio, Class I 3.54% (q)(r)	4,800,000	4,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (q)(r)	4,800,000	4,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (q)(r)	4,800,000	4,800
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (q)(r)	1,971,106	1,971
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.59% (q)(r)	1,600,000	1,600
		80,295
Total short-term securities (cost: $5,900,634,000)		5,900,625
Total investment securities 100.35% (cost: $90,508,967,000)		127,222,478
Other assets less liabilities (0.35)%		(448,229)
Net assets 100.00%		$126,774,249
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2026 (000)
3 Month SOFR Futures	Long	24,584	3/17/2027	USD5,919,213	$3,106
2 Year Euro-Schatz Futures	Short	28	6/10/2026	(3,475)	40
2 Year U.S. Treasury Note Futures	Long	30,503	7/6/2026	6,317,934	(44,385)
5 Year Euro-Bobl Futures	Short	81	6/10/2026	(10,975)	231
5 Year U.S. Treasury Note Futures	Long	21,437	7/6/2026	2,311,679	(31,279)
10 Year Italy Government Bond Futures	Long	102	6/10/2026	14,001	(568)
10 Year Euro-Bund Futures	Short	100	6/10/2026	(14,713)	406
10 Year Japanese Government Bond Futures	Short	6	6/22/2026	(4,954)	100
10 Year Ultra U.S. Treasury Note Futures	Long	2,276	6/30/2026	256,868	(388)
10 Year U.S. Treasury Note Futures	Long	1,921	6/30/2026	212,451	(892)
20 Year U.S. Treasury Bond Futures	Long	1,237	6/30/2026	139,588	(4,352)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,858	6/30/2026	443,790	(14,982)
					$(92,963)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	28,939	BRL	150,378	Morgan Stanley	5/11/2026	$(1,339)
USD	31,049	EUR	26,420	JPMorgan Chase	5/15/2026	20
USD	7,254	BRL	36,395	Citibank	5/18/2026	(61)
JPY	3,300	USD	21	HSBC Bank	5/20/2026	— (c)
JPY	900	USD	5	Bank of New York Mellon	5/20/2026	— (c)
USD	12,689	JPY	2,009,000	Standard Chartered Bank	5/20/2026	(167)
USD	48,353	BRL	242,000	Morgan Stanley	5/22/2026	(232)
USD	6,932	EUR	5,876	Goldman Sachs	6/5/2026	24
						$(1,755)

47	Capital Income Builder

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 4/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.41%	Annual	12/20/2029	USD634,000	$5,986	$—	$5,986
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	11,899	—	11,899
3.0878%	Annual	TONAR	Annual	1/22/2056	JPY280,550	(23)	—	(23)
						$17,862	$—	$17,862
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2026 (000)
CDX.EM.45	1.00%	Quarterly	6/20/2031	USD25,000	$693	$684	$9
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	51,000	(3,637)	(3,635)	(2)
					$(2,944)	$(2,951)	$7
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (s) (000)	Value at 4/30/2026 (t) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD281,512	$5,923	$4,508	$1,415

Capital Income Builder	48

Investments in affiliates (p)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Industrials 0.00%
Trinity Industries, Inc. (u)	$122,594	$18,928	$69,340	$10,723	$3,380	$—	$2,357
Energy 0.00%
South Bow Corp. (a)(u)	290,818	9,062	355,246	111,596	(31,990)	—	11,389
Total common stocks						—
Investment funds 2.10%
Capital Group Central Corporate Bond Fund	2,726,154	66,307	80,000	(13,790)	(36,180)	2,662,491	62,308
Short-term securities 4.62%
Money market investments 4.59%
Capital Group Central Cash Fund 3.67% (q)	7,958,233	9,341,735	11,477,854	437	(2,221)	5,820,330	116,176
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 3.67% (q)(r)	27,985	739 (v)				28,724	— (w)
Total short-term securities						5,849,054
Total 6.72%				$108,966	$(67,011)	$8,511,545	$192,230
Restricted securities (n)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(m)	2/17/2026	$5,683	$5,683	0.01%
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-12/15/2025	2,168	2,255	0.00 (x)
Modec Finance BV 7.84% 7/15/2026 (b)	7/28/2023	2,000	2,023	0.00 (x)
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026	810	811	0.00 (x)
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026	565	566	0.00 (x)
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024-12/15/2025	1,155	1,167	0.00 (x)
Total		$12,381	$12,505	0.01%

49	Capital Income Builder

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Non-income producing.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,691,820,000, which represented 2.12% of the net assets of the fund.

(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $147,607,000, which represented 0.12% of the net assets of the fund.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(j)	Represents securities transacted on a TBA basis.
(k)	Step bond; coupon rate may change at a later date.
(l)	Scheduled interest and/or principal payment was not received.
(m)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(n)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(o)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $195,367,000, which represented 0.15% of the net assets of the fund.

(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 4/30/2026.
(r)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(s)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(t)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(u)	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2026. Refer to the investment portfolio for the security value at 4/30/2026.
(v)	Represents net activity. Refer to Note 5 for more information on securities lending.
(w)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(x)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation

HKD = Hong Kong dollars
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
MXN = Mexican pesos
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

Capital Income Builder	50

Financial statements
Statement of assets and liabilities at April 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $772,049 of investment securities on loan):
Unaffiliated issuers (cost: $81,537,153)	$118,710,933
Affiliated issuers (cost: $8,971,814)	8,511,545	$127,222,478
Cash		11,255
Cash denominated in currencies other than U.S. dollars (cost: $19,961)		19,959
Unrealized appreciation on open forward currency contracts		44
Receivables for:
Sales of investments	1,723,453
Sales of fund’s shares	88,886
Dividends and interest	618,950
Securities lending income	377
Variation margin on futures contracts	13,779
Variation margin on centrally cleared swap contracts	283
Other	14,182	2,459,910
		129,713,646
Liabilities:
Collateral for securities on loan		80,295
Unrealized depreciation on open forward currency contracts		1,799
Payables for:
Purchases of investments	2,706,994
Repurchases of fund’s shares	55,920
Investment advisory services	25,044
Services provided by related parties	19,600
Trustees’ deferred compensation	4,251
Variation margin on futures contracts	183
Variation margin on centrally cleared swap contracts	1,127
Other	44,184	2,857,303
Commitments and contingencies*
Net assets at April 30, 2026		$126,774,249
Net assets consist of:
Capital paid in on shares of beneficial interest		$85,523,486
Total distributable earnings (accumulated loss)		41,250,763
Net assets at April 30, 2026		$126,774,249
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

51	Capital Income Builder

Financial statements (continued)
Statement of assets and liabilities at April 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,561,540 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$70,078,872	862,999	$81.20
Class C	813,073	9,975	81.51
Class T	14	— *	81.16
Class F-1	2,242,853	27,619	81.21
Class F-2	17,854,211	220,126	81.11
Class F-3	7,682,585	94,652	81.17
Class 529-A	2,487,781	30,649	81.17
Class 529-C	50,665	622	81.49
Class 529-E	60,085	740	81.22
Class 529-T	21	— *	81.18
Class 529-F-1	18	— *	81.13
Class 529-F-2	263,748	3,248	81.21
Class 529-F-3	19	— *	81.17
Class R-1	62,359	767	81.32
Class R-2	352,616	4,340	81.25
Class R-2E	42,017	520	80.75
Class R-3	664,495	8,181	81.23
Class R-4	455,610	5,613	81.18
Class R-5E	118,663	1,464	81.04
Class R-5	319,418	3,932	81.23
Class R-6	23,225,126	286,093	81.18
*
Amount less than one thousand.
Refer to the notes to financial statements.

Capital Income Builder	52

Financial statements (continued)
Statement of operations for the six months ended April 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $65,435; also includes $192,230 from affiliates)	$1,697,809
Interest from unaffiliated issuers	416,603
Securities lending income (net of fees)	2,527	$2,116,939
Fees and expenses*:
Investment advisory services	131,662
Distribution services	100,198
Transfer agent services	34,345
Administrative services	18,269
529 plan services	711
Reports to shareholders	1,017
Registration statement and prospectus	2,991
Trustees’ compensation	296
Auditing and legal	1,470
Custodian	2,550
Other	88	293,597
Net investment income		1,823,342
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $7,202):
Unaffiliated issuers	4,300,039
Affiliated issuers	108,966
Futures contracts	3,321
Forward currency contracts	(6,347)
Swap contracts	5,065
Currency transactions	(5,942)	4,405,102
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $28,691):
Unaffiliated issuers	5,063,482
Affiliated issuers	(67,011)
Futures contracts	(103,529)
Forward currency contracts	(2,183)
Swap contracts	10,407
Currency translations	8,454	4,909,620
Net realized gain (loss) and unrealized appreciation (depreciation)		9,314,722
Net increase (decrease) in net assets resulting from operations		$11,138,064
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

53	Capital Income Builder

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2026*	2025

Operations:
Net investment income	$1,823,342	$3,523,728
Net realized gain (loss)	4,405,102	5,713,342
Net unrealized appreciation (depreciation)	4,909,620	7,097,994
Net increase (decrease) in net assets resulting from operations	11,138,064	16,335,064
Distributions paid to shareholders	(7,595,615)	(6,091,310)
Net capital share transactions	4,096,460	715,111
Total increase (decrease) in net assets	7,638,909	10,958,865
Net assets:
Beginning of period	119,135,340	108,176,475
End of period	$126,774,249	$119,135,340
*
Unaudited.
Refer to the notes to financial statements.

Capital Income Builder	54

Notes to financial statementsunaudited
1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

55	Capital Income Builder

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Income Builder	56

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2026, were as follows (dollars in thousands):

57	Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$8,721,646	$10,236,270	— *	$18,957,916
Information technology	9,139,333	5,524,387	—	14,663,720
Industrials	4,662,395	6,611,528	—	11,273,923
Health care	6,966,438	3,219,666	—	10,186,104
Consumer staples	6,135,079	4,006,041	—	10,141,120
Utilities	4,113,953	3,832,937	181	7,947,071
Energy	5,609,860	1,249,937	—	6,859,797
Consumer discretionary	3,573,901	2,676,545	—	6,250,446
Materials	2,549,323	1,818,049	—	4,367,372
Communication services	1,350,146	2,123,265	—	3,473,411
Real estate	2,660,123	405,290	—	3,065,413
Preferred securities	184,091	10,296	—	194,387
Convertible stocks	600,481	—	—	600,481
Convertible bonds & notes	—	2,112	—	2,112
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	9,155,439	—	9,155,439
Mortgage-backed obligations	—	5,758,210	5,009	5,763,219
Corporate bonds and notes	—	4,549,295	7,706	4,557,001
Asset-backed obligations	—	732,492	972	733,464
Bonds & notes of governments & government agencies outside the U.S.	—	232,956	—	232,956
Loans	—	189,196	6,171	195,367
Municipals	—	38,643	—	38,643
Investment funds	2,662,491	—	—	2,662,491
Short-term securities	5,900,625	—	—	5,900,625
Total	$64,829,885	$62,372,554	$20,039	$127,222,478

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,883	$—	$—	$3,883
Unrealized appreciation on open forward currency contracts	—	44	—	44
Unrealized appreciation on centrally cleared interest rate swaps	—	17,885	—	17,885
Unrealized appreciation on centrally cleared credit default swaps	—	1,424	—	1,424
Liabilities:
Unrealized depreciation on futures contracts	(96,846)	—	—	(96,846)
Unrealized depreciation on open forward currency contracts	—	(1,799)	—	(1,799)
Unrealized depreciation on centrally cleared interest rate swaps	—	(23)	—	(23)
Unrealized depreciation on centrally cleared credit default swaps	—	(2)	—	(2)
Total	$(92,963)	$17,529	$—	$(75,434)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

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Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

59	Capital Income Builder

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2026, the total value of securities on loan was $772,049,000, and the total value of collateral received was $791,192,000. Collateral received includes cash of $80,295,000 and U.S. government securities of $710,897,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of April 30, 2026, the fund had $1,428,000 of unfunded bond commitments, which would represent less than 0.01% of the net assets of the fund should such commitments become due.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

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On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $11,902,654,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $77,480,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or

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received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $708,311,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $214,124,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, April 30, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,883	Unrealized depreciation*	$96,846
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	44	Unrealized depreciation on open forward currency contracts	1,799
Swap (centrally cleared)	Interest	Unrealized appreciation*	17,885	Unrealized depreciation*	23
Swap (centrally cleared)	Credit	Unrealized appreciation*	1,424	Unrealized depreciation*	3
			$23,236		$98,670

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$3,321	Net unrealized appreciation (depreciation) on futures contracts	$(103,529)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(6,347)	Net unrealized appreciation (depreciation) on forward currency contracts	(2,183)
Swap	Interest	Net realized gain (loss) on swap contracts	1,344	Net unrealized appreciation (depreciation) on swap contracts	9,040
Swap	Credit	Net realized gain (loss) on swap contracts	3,721	Net unrealized appreciation (depreciation) on swap contracts	1,367
			$2,039		$(95,305)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash

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collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Goldman Sachs	$24	$ —	$ —	$ —	$24
JPMorgan Chase	20	—	—	—	20
Total	$44	$ —	$ —	$ —	$44
Liabilities:
Citibank	$61	$ —	$ —	$ —	$61
Morgan Stanley	1,571	—	(953)	—	618
Standard Chartered Bank	167	—	—	—	167
Total	$1,799	$ —	$(953)	$ —	$846
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

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Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2026, the fund recognized $24,149,000 in EU reclaims (net of the effect of realized gain or loss from currency translations) and $1,918,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$985,805
Undistributed long-term capital gains	5,396,959
As of April 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$39,278,410
Gross unrealized depreciation on investments	(2,978,685)
Net unrealized appreciation (depreciation) on investments	36,299,725
Cost of investments	90,845,761
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$1,195,998	$3,024,975	$4,220,973	$2,030,596	$1,430,454	$3,461,050
Class C	11,267	36,947	48,214	21,631	21,072	42,703
Class T	— *	1	1	— *	— *	— *
Class F-1	37,642	97,084	134,726	64,507	46,626	111,133
Class F-2	313,359	740,958	1,054,317	492,462	316,402	808,864
Class F-3	141,990	328,295	470,285	225,151	141,222	366,373
Class 529-A	41,991	107,069	149,060	72,371	51,657	124,028
Class 529-C	680	2,252	2,932	1,262	1,245	2,507
Class 529-E	957	2,632	3,589	1,699	1,326	3,025
Class 529-T	— *	1	1	1	— *	1
Class 529-F-1	— *	1	1	— *	— *	— *
Class 529-F-2	4,688	11,024	15,712	7,288	4,581	11,869
Class 529-F-3	— *	1	1	1	— *	1
Class R-1	835	2,705	3,540	1,341	1,243	2,584
Class R-2	4,789	15,619	20,408	8,312	7,837	16,149
Class R-2E	609	1,766	2,375	1,051	874	1,925
Class R-3	10,268	28,694	38,962	18,032	14,267	32,299
Class R-4	7,883	20,174	28,057	13,819	10,023	23,842
Class R-5E	2,092	5,043	7,135	3,635	2,422	6,057
Class R-5	5,933	13,902	19,835	9,718	6,075	15,793
Class R-6	416,585	958,906	1,375,491	655,118	405,989	1,061,107
Total	$2,197,566	$5,398,049	$7,595,615	$3,627,995	$2,463,315	$6,091,310
*
Amount less than one thousand.

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7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2026, the investment advisory services fees were $131,662,000, which were equivalent to an annualized rate of 0.216% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

65	Capital Income Builder

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2026, the 529 plan services fees were $711,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.
For the six months ended April 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$86,273	$20,690	$10,197	Not applicable
Class C	4,110	252	123	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,685	1,465	327	Not applicable
Class F-2	Not applicable	9,550	2,524	Not applicable
Class F-3	Not applicable	28	1,107	Not applicable
Class 529-A	2,818	676	361	$618
Class 529-C	252	14	8	13
Class 529-E	147	8	9	15
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	47	38	65
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	303	28	9	Not applicable
Class R-2	1,308	603	52	Not applicable
Class R-2E	121	41	6	Not applicable
Class R-3	1,616	478	97	Not applicable
Class R-4	565	224	68	Not applicable
Class R-5E	Not applicable	87	17	Not applicable
Class R-5	Not applicable	72	47	Not applicable
Class R-6	Not applicable	82	3,279	Not applicable

Total class-specific expenses	$100,198	$34,345	$18,269	$711
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $296,000 in the fund’s statement of operations reflects $258,000 in current fees (either paid in cash or deferred) and a net increase of $38,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,848,494,000 and $1,426,188,000, respectively, which generated $238,760,000 of net realized gains from such sales.

Capital Income Builder	66

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$1,334,072	16,805	$4,137,786	54,154	$(4,345,449)	(55,055)	$1,126,409	15,904
Class C	55,193	693	47,864	624	(158,344)	(1,980)	(55,287)	(663)
Class T	—	—	—	—	—	—	—	—
Class F-1	43,778	552	133,291	1,744	(151,042)	(1,912)	26,027	384
Class F-2	1,704,749	21,508	1,017,369	13,329	(1,537,316)	(19,499)	1,184,802	15,338
Class F-3	604,141	7,618	464,803	6,086	(745,115)	(9,456)	323,829	4,248
Class 529-A	86,005	1,084	149,002	1,951	(192,495)	(2,433)	42,512	602
Class 529-C	6,133	77	2,930	38	(10,986)	(137)	(1,923)	(22)
Class 529-E	2,266	29	3,587	47	(7,068)	(89)	(1,215)	(13)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	21,454	270	15,708	206	(21,552)	(272)	15,610	204
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	2,358	30	3,540	46	(4,933)	(62)	965	14
Class R-2	17,288	218	20,390	266	(42,869)	(541)	(5,191)	(57)
Class R-2E	2,416	31	2,375	31	(3,396)	(43)	1,395	19
Class R-3	36,097	456	38,881	509	(81,235)	(1,026)	(6,257)	(61)
Class R-4	28,797	365	28,031	367	(63,689)	(804)	(6,861)	(72)
Class R-5E	10,302	130	7,134	94	(14,673)	(186)	2,763	38
Class R-5	12,125	152	19,831	260	(30,971)	(391)	985	21
Class R-6	1,656,957	20,880	1,375,483	18,005	(1,584,546)	(19,904)	1,447,894	18,981
Total net increase (decrease)	$5,624,131	70,898	$7,468,008	97,757	$(8,995,679)	(113,790)	$4,096,460	54,865
Refer to the end of the table(s) for footnote(s).

67	Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$2,311,411	31,256	$3,388,736	48,072	$(7,727,464)	(104,893)	$(2,027,317)	(25,565)
Class C	91,434	1,229	42,362	604	(329,332)	(4,469)	(195,536)	(2,636)
Class T	—	—	—	—	—	—	—	—
Class F-1	68,405	927	109,838	1,559	(280,980)	(3,811)	(102,737)	(1,325)
Class F-2	2,913,415	39,371	778,812	11,032	(2,623,423)	(35,615)	1,068,804	14,788
Class F-3	1,160,597	15,581	361,917	5,121	(1,126,391)	(15,290)	396,123	5,412
Class 529-A	168,446	2,282	123,984	1,760	(409,260)	(5,531)	(116,830)	(1,489)
Class 529-C	11,474	155	2,505	36	(25,181)	(343)	(11,202)	(152)
Class 529-E	4,232	57	3,025	42	(13,581)	(184)	(6,324)	(85)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	46,980	637	11,868	168	(38,685)	(522)	20,163	283
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	5,782	78	2,584	37	(8,713)	(118)	(347)	(3)
Class R-2	39,074	531	16,116	230	(85,015)	(1,148)	(29,825)	(387)
Class R-2E	6,543	90	1,925	27	(10,497)	(143)	(2,029)	(26)
Class R-3	72,746	988	32,138	457	(139,645)	(1,892)	(34,761)	(447)
Class R-4	56,578	767	23,830	338	(112,726)	(1,530)	(32,318)	(425)
Class R-5E	25,207	343	6,052	86	(34,093)	(462)	(2,834)	(33)
Class R-5	52,189	711	15,789	223	(53,300)	(724)	14,678	210
Class R-6	2,374,901	31,997	1,061,100	15,005	(1,658,601)	(22,482)	1,777,400	24,520
Total net increase (decrease)	$9,409,414	127,000	$5,982,584	84,797	$(14,676,887)	(199,157)	$715,111	12,640
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $32,955,448,000 and $34,966,999,000, respectively, during the six months ended April 30, 2026.

Capital Income Builder	68

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
4/30/2026[5,6]	$79.09	$1.14	$5.99	$7.13	$(1.41)	$(3.61)	$(5.02)	$81.20	9.45%[7]	$70,079	.57%[8]	.57%[8]	2.90%[8]
10/31/2025	72.42	2.27	8.42	10.69	(2.36)	(1.66)	(4.02)	79.09	15.52	66,993.58		.58	3.06
10/31/2024	60.34	2.28	12.14	14.42	(2.27)	(.07 )	(2.34)	72.42	24.21	63,195.59		.59	3.34
10/31/2023	60.47	2.13	(.05 )	2.08	(2.21)	—	(2.21)	60.34	3.34	55,851.60		.60	3.36
10/31/2022	69.09	1.98	(8.33)	(6.35)	(2.27)	—	(2.27)	60.47	(9.42)	58,325.59		.59	3.00
10/31/2021	56.52	2.07	12.33	14.40	(1.83)	—	(1.83)	69.09	25.67	67,634.59		.59	3.12
Class C:
4/30/2026[5,6]	79.35	.84	6.03	6.87	(1.10)	(3.61)	(4.71)	81.51	9.05 [7]	813	1.32 [8]	1.32 [8]	2.13 [8]
10/31/2025	72.63	1.71	8.46	10.17	(1.79)	(1.66)	(3.45)	79.35	14.65	844	1.32	1.32	2.31
10/31/2024	60.51	1.78	12.16	13.94	(1.75)	(.07 )	(1.82)	72.63	23.28	964	1.34	1.34	2.61
10/31/2023	60.63	1.66	(.06 )	1.60	(1.72)	—	(1.72)	60.51	2.56	1,098	1.35	1.35	2.60
10/31/2022	69.23	1.49	(8.34)	(6.85)	(1.75)	—	(1.75)	60.63	(10.07)	1,458	1.33	1.33	2.25
10/31/2021	56.63	1.57	12.36	13.93	(1.33)	—	(1.33)	69.23	24.72	2,047	1.34	1.34	2.37
Class T:
4/30/2026[5,6]	79.05	1.24	6.00	7.24	(1.52)	(3.61)	(5.13)	81.16	9.60 [7,9]	— [10]	.31 [8,9]	.31 [8,9]	3.15 [8,9]
10/31/2025	72.39	2.45	8.41	10.86	(2.54)	(1.66)	(4.20)	79.05	15.81 [9]	— [10]	.32 [9]	.32 [9]	3.30 [9]
10/31/2024	60.32	2.44	12.14	14.58	(2.44)	(.07 )	(2.51)	72.39	24.52 [9]	— [10]	.34 [9]	.34 [9]	3.58 [9]
10/31/2023	60.46	2.30	(.07 )	2.23	(2.37)	—	(2.37)	60.32	3.60 [9]	— [10]	.34 [9]	.34 [9]	3.61 [9]
10/31/2022	69.08	2.14	(8.32)	(6.18)	(2.44)	—	(2.44)	60.46	(9.18)[9]	— [10]	.33 [9]	.33 [9]	3.26 [9]
10/31/2021	56.52	2.23	12.33	14.56	(2.00)	—	(2.00)	69.08	25.96 [9]	— [10]	.34 [9]	.34 [9]	3.37 [9]
Class F-1:
4/30/2026[5,6]	79.09	1.11	6.00	7.11	(1.38)	(3.61)	(4.99)	81.21	9.43 [7]	2,243	.64 [8]	.64 [8]	2.83 [8]
10/31/2025	72.42	2.22	8.42	10.64	(2.31)	(1.66)	(3.97)	79.09	15.44	2,154.64		.64	2.99
10/31/2024	60.35	2.23	12.13	14.36	(2.22)	(.07 )	(2.29)	72.42	24.14	2,068.66		.66	3.28
10/31/2023	60.48	2.10	(.06 )	2.04	(2.17)	—	(2.17)	60.35	3.26	1,910.66		.66	3.30
10/31/2022	69.09	1.94	(8.33)	(6.39)	(2.22)	—	(2.22)	60.48	(9.46)	2,097.64		.64	2.95
10/31/2021	56.51	2.02	12.35	14.37	(1.79)	—	(1.79)	69.09	25.61	2,555.65		.65	3.06
Class F-2:
4/30/2026[5,6]	79.01	1.22	5.98	7.20	(1.49)	(3.61)	(5.10)	81.11	9.57 [7]	17,854	.37 [8]	.37 [8]	3.11 [8]
10/31/2025	72.35	2.42	8.41	10.83	(2.51)	(1.66)	(4.17)	79.01	15.77	16,179.37		.37	3.26
10/31/2024	60.29	2.42	12.13	14.55	(2.42)	(.07 )	(2.49)	72.35	24.48	13,746.38		.38	3.56
10/31/2023	60.42	2.27	(.05 )	2.22	(2.35)	—	(2.35)	60.29	3.56	12,646.38		.38	3.58
10/31/2022	69.03	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.42	(9.21)	12,566.37		.37	3.23
10/31/2021	56.47	2.22	12.32	14.54	(1.98)	—	(1.98)	69.03	25.95	13,182.37		.37	3.34
Class F-3:
4/30/2026[5,6]	79.06	1.27	5.99	7.26	(1.54)	(3.61)	(5.15)	81.17	9.63 [7]	7,682	.26 [8]	.26 [8]	3.22 [8]
10/31/2025	72.39	2.50	8.42	10.92	(2.59)	(1.66)	(4.25)	79.06	15.89	7,147.26		.26	3.37
10/31/2024	60.32	2.50	12.13	14.63	(2.49)	(.07 )	(2.56)	72.39	24.60	6,153.27		.27	3.66
10/31/2023	60.46	2.34	(.07 )	2.27	(2.41)	—	(2.41)	60.32	3.67	5,049.27		.27	3.69
10/31/2022	69.08	2.19	(8.33)	(6.14)	(2.48)	—	(2.48)	60.46	(9.12)	4,858.26		.26	3.33
10/31/2021	56.50	2.29	12.33	14.62	(2.04)	—	(2.04)	69.08	26.09	5,275.27		.27	3.45
Class 529-A:
4/30/2026[5,6]	79.05	1.13	6.00	7.13	(1.40)	(3.61)	(5.01)	81.17	9.45 [7]	2,488	.60 [8]	.60 [8]	2.87 [8]
10/31/2025	72.39	2.25	8.40	10.65	(2.33)	(1.66)	(3.99)	79.05	15.48	2,375.60		.60	3.03
10/31/2024	60.32	2.26	12.13	14.39	(2.25)	(.07 )	(2.32)	72.39	24.18	2,283.63		.63	3.31
10/31/2023	60.45	2.11	(.06 )	2.05	(2.18)	—	(2.18)	60.32	3.30	2,045.64		.64	3.32
10/31/2022	69.06	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.45	(9.45)	2,158.61		.61	2.98
10/31/2021	56.49	2.04	12.33	14.37	(1.80)	—	(1.80)	69.06	25.61	2,534.63		.63	3.08
Refer to the end of the table(s) for footnote(s).

69	Capital Income Builder

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2026[5,6]	$79.34	$.83	$6.02	$6.85	$(1.09)	$(3.61)	$(4.70)	$81.49	9.02%[7]	$51	1.37%[8]	1.37%[8]	2.10%[8]
10/31/2025	72.62	1.68	8.45	10.13	(1.75)	(1.66)	(3.41)	79.34	14.60	51	1.37	1.37	2.26
10/31/2024	60.50	1.75	12.17	13.92	(1.73)	(.07 )	(1.80)	72.62	23.23	58	1.38	1.38	2.57
10/31/2023	60.61	1.62	(.05 )	1.57	(1.68)	—	(1.68)	60.50	2.52	64	1.41	1.41	2.55
10/31/2022	69.21	1.45	(8.34)	(6.89)	(1.71)	—	(1.71)	60.61	(10.13)	80	1.38	1.38	2.19
10/31/2021	56.61	1.55	12.36	13.91	(1.31)	—	(1.31)	69.21	24.70	117	1.37	1.37	2.33
Class 529-E:
4/30/2026[5,6]	79.10	1.04	5.99	7.03	(1.30)	(3.61)	(4.91)	81.22	9.31 [7]	60	.84 [8]	.84 [8]	2.63 [8]
10/31/2025	72.42	2.07	8.43	10.50	(2.16)	(1.66)	(3.82)	79.10	15.22	60.84		.84	2.80
10/31/2024	60.35	2.10	12.13	14.23	(2.09)	(.07 )	(2.16)	72.42	23.90	61.85		.85	3.08
10/31/2023	60.48	1.97	(.07 )	1.90	(2.03)	—	(2.03)	60.35	3.04	56.87		.87	3.10
10/31/2022	69.09	1.80	(8.32)	(6.52)	(2.09)	—	(2.09)	60.48	(9.65)	61.85		.85	2.74
10/31/2021	56.51	1.89	12.35	14.24	(1.66)	—	(1.66)	69.09	25.35	75.85		.85	2.86
Class 529-T:
4/30/2026[5,6]	79.07	1.22	5.99	7.21	(1.49)	(3.61)	(5.10)	81.18	9.57 [7,9]	— [10]	.37 [8,9]	.37 [8,9]	3.11 [8,9]
10/31/2025	72.40	2.41	8.43	10.84	(2.51)	(1.66)	(4.17)	79.07	15.75 [9]	— [10]	.37 [9]	.37 [9]	3.26 [9]
10/31/2024	60.34	2.42	12.12	14.54	(2.41)	(.07 )	(2.48)	72.40	24.47 [9]	— [10]	.39 [9]	.39 [9]	3.54 [9]
10/31/2023	60.47	2.27	(.06 )	2.21	(2.34)	—	(2.34)	60.34	3.57 [9]	— [10]	.40 [9]	.40 [9]	3.57 [9]
10/31/2022	69.08	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.47	(9.22)[9]	— [10]	.37 [9]	.37 [9]	3.22 [9]
10/31/2021	56.52	2.19	12.33	14.52	(1.96)	—	(1.96)	69.08	25.89 [9]	— [10]	.40 [9]	.40 [9]	3.31 [9]
Class 529-F-1:
4/30/2026[5,6]	79.02	1.19	6.00	7.19	(1.47)	(3.61)	(5.08)	81.13	9.53 [7,9]	— [10]	.44 [8,9]	.44 [8,9]	3.02 [8,9]
10/31/2025	72.37	2.36	8.40	10.76	(2.45)	(1.66)	(4.11)	79.02	15.65 [9]	— [10]	.44 [9]	.44 [9]	3.19 [9]
10/31/2024	60.31	2.36	12.12	14.48	(2.35)	(.07 )	(2.42)	72.37	24.37 [9]	— [10]	.47 [9]	.47 [9]	3.46 [9]
10/31/2023	60.44	2.22	(.06 )	2.16	(2.29)	—	(2.29)	60.31	3.47 [9]	— [10]	.47 [9]	.47 [9]	3.49 [9]
10/31/2022	69.05	2.06	(8.32)	(6.26)	(2.35)	—	(2.35)	60.44	(9.30)[9]	— [10]	.46 [9]	.46 [9]	3.13 [9]
10/31/2021	56.50	2.10	12.39	14.49	(1.94)	—	(1.94)	69.05	25.84 [9]	— [10]	.44 [9]	.44 [9]	3.17 [9]
Class 529-F-2:
4/30/2026[5,6]	79.10	1.23	5.99	7.22	(1.50)	(3.61)	(5.11)	81.21	9.57 [7]	264	.35 [8]	.35 [8]	3.13 [8]
10/31/2025	72.43	2.44	8.41	10.85	(2.52)	(1.66)	(4.18)	79.10	15.77	241.35		.35	3.28
10/31/2024	60.36	2.43	12.13	14.56	(2.42)	(.07 )	(2.49)	72.43	24.49	200.37		.37	3.57
10/31/2023	60.49	2.28	(.06 )	2.22	(2.35)	—	(2.35)	60.36	3.58	165.37		.37	3.59
10/31/2022	69.11	2.13	(8.33)	(6.20)	(2.42)	—	(2.42)	60.49	(9.20)	155.36		.36	3.24
10/31/2021	56.52	2.22	12.34	14.56	(1.97)	—	(1.97)	69.11	25.97	155.38		.38	3.34
Class 529-F-3:
4/30/2026[5,6]	79.06	1.24	6.00	7.24	(1.52)	(3.61)	(5.13)	81.17	9.59 [7]	— [10]	.31 [8]	.31 [8]	3.16 [8]
10/31/2025	72.40	2.46	8.41	10.87	(2.55)	(1.66)	(4.21)	79.06	15.82	— [10]	.31	.31	3.32
10/31/2024	60.34	2.46	12.12	14.58	(2.45)	(.07 )	(2.52)	72.40	24.55	— [10]	.32	.32	3.60
10/31/2023	60.47	2.30	(.05 )	2.25	(2.38)	—	(2.38)	60.34	3.60	— [10]	.33	.33	3.62
10/31/2022	69.09	2.15	(8.33)	(6.18)	(2.44)	—	(2.44)	60.47	(9.17)	— [10]	.32	.32	3.27
10/31/2021	56.52	2.24	12.34	14.58	(2.01)	—	(2.01)	69.09	26.00	— [10]	.38	.33	3.38
Class R-1:
4/30/2026[5,6]	79.19	.84	6.00	6.84	(1.10)	(3.61)	(4.71)	81.32	9.03 [7]	62	1.35 [8]	1.35 [8]	2.12 [8]
10/31/2025	72.50	1.69	8.44	10.13	(1.78)	(1.66)	(3.44)	79.19	14.62	60	1.35	1.35	2.28
10/31/2024	60.42	1.76	12.13	13.89	(1.74)	(.07 )	(1.81)	72.50	23.27	55	1.36	1.36	2.58
10/31/2023	60.54	1.65	(.06 )	1.59	(1.71)	—	(1.71)	60.42	2.54	52	1.37	1.37	2.59
10/31/2022	69.14	1.48	(8.33)	(6.85)	(1.75)	—	(1.75)	60.54	(10.11)	57	1.34	1.34	2.25
10/31/2021	56.56	1.56	12.34	13.90	(1.32)	—	(1.32)	69.14	24.70	69	1.36	1.36	2.35
Refer to the end of the table(s) for footnote(s).

Capital Income Builder	70

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2026[5,6]	$79.12	$.83	$6.01	$6.84	$(1.10)	$(3.61)	$(4.71)	$81.25	9.03%[7]	$353	1.36%[8]	1.36%[8]	2.11%[8]
10/31/2025	72.44	1.69	8.43	10.12	(1.78)	(1.66)	(3.44)	79.12	14.62	348	1.35	1.35	2.28
10/31/2024	60.38	1.76	12.12	13.88	(1.75)	(.07 )	(1.82)	72.44	23.27	346	1.36	1.36	2.58
10/31/2023	60.50	1.65	(.05 )	1.60	(1.72)	—	(1.72)	60.38	2.55	317	1.37	1.37	2.59
10/31/2022	69.10	1.47	(8.32)	(6.85)	(1.75)	—	(1.75)	60.50	(10.10)	344	1.35	1.35	2.24
10/31/2021	56.53	1.56	12.33	13.89	(1.32)	—	(1.32)	69.10	24.72	419	1.36	1.36	2.35
Class R-2E:
4/30/2026[5,6]	78.67	.95	5.96	6.91	(1.22)	(3.61)	(4.83)	80.75	9.19 [7]	42	1.06 [8]	1.06 [8]	2.42 [8]
10/31/2025	72.06	1.90	8.37	10.27	(2.00)	(1.66)	(3.66)	78.67	14.95	39	1.06	1.06	2.58
10/31/2024	60.07	1.95	12.06	14.01	(1.95)	(.07 )	(2.02)	72.06	23.62	38	1.07	1.07	2.87
10/31/2023	60.20	1.82	(.05 )	1.77	(1.90)	—	(1.90)	60.07	2.84	33	1.08	1.08	2.88
10/31/2022	68.78	1.66	(8.29)	(6.63)	(1.95)	—	(1.95)	60.20	(9.85)	37	1.06	1.06	2.53
10/31/2021	56.27	1.74	12.29	14.03	(1.52)	—	(1.52)	68.78	25.08	46	1.07	1.07	2.64
Class R-3:
4/30/2026[5,6]	79.10	1.01	6.01	7.02	(1.28)	(3.61)	(4.89)	81.23	9.28 [7]	664	.91 [8]	.91 [8]	2.57 [8]
10/31/2025	72.43	2.02	8.42	10.44	(2.11)	(1.66)	(3.77)	79.10	15.14	652.91		.91	2.73
10/31/2024	60.36	2.06	12.13	14.19	(2.05)	(.07 )	(2.12)	72.43	23.82	629.91		.91	3.02
10/31/2023	60.49	1.93	(.06 )	1.87	(2.00)	—	(2.00)	60.36	3.00	569.92		.92	3.04
10/31/2022	69.09	1.77	(8.32)	(6.55)	(2.05)	—	(2.05)	60.49	(9.70)	613.91		.91	2.68
10/31/2021	56.52	1.85	12.34	14.19	(1.62)	—	(1.62)	69.09	25.26	748.92		.92	2.80
Class R-4:
4/30/2026[5,6]	79.06	1.12	6.01	7.13	(1.40)	(3.61)	(5.01)	81.18	9.45 [7]	456	.61 [8]	.61 [8]	2.86 [8]
10/31/2025	72.40	2.24	8.41	10.65	(2.33)	(1.66)	(3.99)	79.06	15.47	449.61		.61	3.02
10/31/2024	60.33	2.26	12.13	14.39	(2.25)	(.07 )	(2.32)	72.40	24.19	442.62		.62	3.32
10/31/2023	60.46	2.12	(.06 )	2.06	(2.19)	—	(2.19)	60.33	3.32	405.62		.62	3.34
10/31/2022	69.07	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.46	(9.43)	431.61		.61	2.98
10/31/2021	56.50	2.05	12.34	14.39	(1.82)	—	(1.82)	69.07	25.65	547.62		.62	3.10
Class R-5E:
4/30/2026[5,6]	78.94	1.20	5.99	7.19	(1.48)	(3.61)	(5.09)	81.04	9.55 [7]	119	.41 [8]	.41 [8]	3.06 [8]
10/31/2025	72.29	2.39	8.40	10.79	(2.48)	(1.66)	(4.14)	78.94	15.71	113.41		.41	3.23
10/31/2024	60.24	2.39	12.12	14.51	(2.39)	(.07 )	(2.46)	72.29	24.44	105.42		.42	3.51
10/31/2023	60.38	2.25	(.07 )	2.18	(2.32)	—	(2.32)	60.24	3.51	83.42		.42	3.54
10/31/2022	68.98	2.08	(8.30)	(6.22)	(2.38)	—	(2.38)	60.38	(9.24)	81.41		.41	3.18
10/31/2021	56.43	2.18	12.32	14.50	(1.95)	—	(1.95)	68.98	25.90	78.42		.42	3.29
Class R-5:
4/30/2026[5,6]	79.11	1.25	6.00	7.25	(1.52)	(3.61)	(5.13)	81.23	9.60 [7]	319	.31 [8]	.31 [8]	3.17 [8]
10/31/2025	72.44	2.47	8.42	10.89	(2.56)	(1.66)	(4.22)	79.11	15.86	309.31		.31	3.34
10/31/2024	60.36	2.47	12.14	14.61	(2.46)	(.07 )	(2.53)	72.44	24.55	268.31		.31	3.62
10/31/2023	60.50	2.31	(.07 )	2.24	(2.38)	—	(2.38)	60.36	3.64	235.32		.32	3.64
10/31/2022	69.11	2.16	(8.32)	(6.16)	(2.45)	—	(2.45)	60.50	(9.16)	252.30		.30	3.28
10/31/2021	56.53	2.25	12.34	14.59	(2.01)	—	(2.01)	69.11	26.02	309.31		.31	3.40
Class R-6:
4/30/2026[5,6]	79.07	1.27	5.99	7.26	(1.54)	(3.61)	(5.15)	81.18	9.63 [7]	23,225	.26 [8]	.26 [8]	3.22 [8]
10/31/2025	72.40	2.50	8.42	10.92	(2.59)	(1.66)	(4.25)	79.07	15.89	21,121.26		.26	3.37
10/31/2024	60.33	2.50	12.13	14.63	(2.49)	(.07 )	(2.56)	72.40	24.60	17,565.27		.27	3.67
10/31/2023	60.47	2.34	(.07 )	2.27	(2.41)	—	(2.41)	60.33	3.67	13,841.27		.27	3.68
10/31/2022	69.08	2.19	(8.32)	(6.13)	(2.48)	—	(2.48)	60.47	(9.11)	12,940.26		.26	3.33
10/31/2021	56.51	2.28	12.34	14.62	(2.05)	—	(2.05)	69.08	26.07	14,277.27		.27	3.45
Refer to the end of the table(s) for footnote(s).

71	Capital Income Builder

Financial highlights (continued)

Portfolio turnover rate for all share classes[11,12]	Six months ended April 30, 2026[5,6,7,13]	Year ended October 31,
		2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	26%	34%	32%	34%	27%	41%
Including mortgage dollar roll transactions	32%	50%	56%	106%	87%	72%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Capital Income Builder	72

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,517,271,513
Total shares voting on November 25, 2025:
1,340,056,988 (88.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	1,313,723,508	98.0%	26,333,480	2.0%
Mathews Cherian	1,314,411,477	98.1%	25,645,511	1.9%
John G. Freund	1,313,683,187	98.0%	26,373,801	2.0%
Pablo R. González Guajardo	1,239,141,133	92.5%	100,915,855	7.5%
Pedro J. Greer, Jr.	1,313,875,479	98.0%	26,181,509	2.0%
Merit E. Janow	1,312,232,763	97.9%	27,824,225	2.1%
William D. Jones	1,314,179,252	98.1%	25,877,736	1.9%
Earl Lewis, Jr.	1,313,920,016	98.0%	26,136,972	2.0%
Kenneth M. Simril	1,314,566,525	98.1%	25,490,463	1.9%
Christopher E. Stone	1,312,832,790	98.0%	27,224,198	2.0%
Kathy J. Williams	1,314,525,437	98.1%	25,531,551	1.9%
Amy Zegart	1,315,395,531	98.2%	24,661,457	1.8%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

73	Capital Income Builder

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2027. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Capital Income Builder	74

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research.  The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC.  The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals.  They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

75	Capital Income Builder

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Income Builder

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 08, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: July 08, 2026